UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2017 to November 30, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 94.5%
Communications - 29.1%
Alibaba Group Holding Ltd. ADR*	51,672	$9,150,078
Baidu, Inc. ADR*	16,966	4,047,748
China Mobile Ltd.	347,205	3,523,085
JD.com, Inc. ADR*	54,526	2,041,999
Ctrip.com International Ltd. ADR*	30,924	1,424,978
China Unicom Hong Kong Ltd.*	540,883	783,949
China Telecom Corporation Ltd. — Class H	1,298,460	630,094
58.com, Inc. ADR*	8,722	625,716
Telefonica Brasil S.A. ADR	39,442	574,276
Weibo Corp. ADR*,1	4,994	542,149
Mobile TeleSystems PJSC ADR	50,406	522,710
YY, Inc. ADR*,1	4,630	477,770
Vipshop Holdings Ltd. ADR*	40,572	333,907
Mail.Ru Group Ltd. GDR*	11,375	333,856
Autohome, Inc. ADR*,1	5,802	321,257
TIM Participacoes S.A. ADR	17,679	317,161
Fang Holdings Ltd. ADR*,1	55,561	257,803
Tuniu Corp ADR*,1	29,075	252,080
Baozun Inc. ADR*,1	7,550	214,042
Bitauto Holdings Ltd. ADR*,1	5,983	177,276
Sistema PJSC FC GDR	42,815	153,920
Total Communications		26,705,854
Energy - 21.5%
Reliance Industries Ltd. GDR[2]	108,454	3,020,444
Gazprom PJSC ADR	483,033	2,158,916
LUKOIL PJSC ADR	35,421	1,967,637
CNOOC Ltd. ADR[1]	12,435	1,701,605
CNOOC Ltd.	1,243,353	1,684,294
China Petroleum & Chemical Corp. ADR	19,656	1,417,198
China Petroleum & Chemical Corp. — Class H	1,972,075	1,408,950
Petroleo Brasileiro S.A. ADR*	121,338	1,179,405
PetroChina Company Ltd. — Class H	1,753,032	1,178,384
Tatneft PJSC ADR	22,752	1,073,894
Novatek PJSC GDR	8,050	912,065
Ultrapar Participacoes S.A. ADR[1]	37,949	811,729
Rosneft Oil Company PJSC GDR*	112,376	554,351
Surgutneftegas OJSC ADR	95,148	437,110
JA Solar Holdings Company Ltd. ADR*,1	29,912	222,845
Total Energy		19,728,827
Financial - 16.5%
Sberbank of Russia PJSC ADR	185,315	3,022,488
HDFC Bank Ltd. ADR	28,316	2,749,484
China Life Insurance Company Ltd. ADR	111,235	1,819,804
China Life Insurance Company Ltd. — Class H	556,694	1,806,893
State Bank of India GDR[1]	27,594	1,345,207
ICICI Bank Ltd. ADR	128,322	1,224,192
Axis Bank Ltd. GDR	28,381	1,165,040
Banco Bradesco ADR*,1	67,807	596,701
VTB Bank PJSC GDR	249,790	447,124

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Financial - 16.5% (continued)
Banco Santander Brasil S.A. ADR	43,613	$381,614
TCS Group Holding plc GDR	14,508	266,947
LSR Group GDR	72,785	199,431
Etalon Group plc GDR	56,569	192,335
Total Financial		15,217,260
Basic Materials - 7.4%
Vale S.A. ADR	215,846	2,309,552
Vedanta Ltd. ADR	37,965	691,722
Tata Steel Ltd. GDR[1]	63,264	642,130
Fibria Celulose S.A. ADR	24,770	344,055
Gerdau S.A. ADR	94,757	314,593
Severstal PJSC GDR	19,649	305,346
Braskem S.A. ADR*,1	10,812	302,087
Aluminum Corporation of China Ltd. ADR*,1	17,404	289,603
Aluminum Corporation of China Ltd. — Class H*,1	435,361	288,747
Novolipetsk Steel PJSC GDR	11,183	252,736
Magnitogorsk Iron & Steel Works PJSC GDR	23,606	245,502
PhosAgro PJSC GDR	15,487	232,305
Sinopec Shanghai Petrochemical Company Ltd. — Class H	366,457	217,241
Cia Siderurgica Nacional S.A. ADR*,1	81,032	179,891
Mechel PJSC*	38,648	178,554
Total Basic Materials		6,794,064
Consumer, Non-cyclical - 5.9%
Ambev S.A. ADR	316,996	1,962,205
TAL Education Group ADR	25,167	701,656
Magnit PJSC GDR	25,729	679,760
X5 Retail Group N.V. GDR*	10,381	385,135
BeiGene Ltd.*	4,096	327,680
Dr Reddy's Laboratories Ltd. ADR[1]	9,047	316,826
EHi Car-Services, Ltd.*,1	22,769	260,705
Bright Scholar Education Holdings Ltd. ADR*,1	11,933	217,419
Ros Agro plc GDR	17,824	212,997
Tarena International, Inc.*,1	15,542	209,662
QIWI plc ADR*	13,496	198,796
Total Consumer, Non-cyclical		5,472,841
Technology - 4.9%
NetEase, Inc. ADR	5,703	1,874,633
Wipro Ltd. ADR	109,637	590,944
Semiconductor Manufacturing International Corp.*,1	306,884	428,290
Semiconductor Manufacturing International Corp. ADR*,1	61,154	425,632
Cheetah Mobile Inc. ADR*,1	23,657	301,154
WNS Holdings Ltd. ADR*	6,149	252,908
NQ Mobile, Inc. — Class A ADR*,1	58,073	240,422
Changyou.com Ltd. ADR*	5,460	199,181
Momo, Inc. ADR*	7,398	177,552
Total Technology		4,490,716
Industrial - 3.7%
Larsen & Toubro Ltd. GDR[1]	93,116	1,671,432

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Industrial - 3.7% (continued)
ZTO Express Cayman, Inc. ADR*,1	28,292	$454,370
Embraer S.A. ADR	18,225	348,827
TMK PJSC GDR	47,468	254,429
Guangshen Railway Company, Ltd. ADR[1]	8,179	225,904
Guangshen Railway Company, Ltd. — Class H	406,321	224,745
Globaltrans Investment plc GDR	22,912	210,790
Total Industrial		3,390,497
Consumer, Cyclical - 3.7%
Mahindra & Mahindra Ltd. GDR	40,382	870,232
Tata Motors Ltd. ADR*	19,463	607,051
China Lodging Group Ltd.*	3,013	321,517
China Southern Airlines Company, Ltd. ADR[1]	5,704	256,509
China Southern Airlines Company, Ltd. — Class H	285,981	255,582
China Eastern Airlines Corporation Ltd. — Class H1	408,889	241,872
Gol Linhas Aereas Inteligentes S.A. ADR*,1	26,562	226,574
AzuL S.A. ADR*	8,182	205,859
500.com Ltd. ADR*,1	19,996	204,159
Lenta Ltd. GDR*	33,854	195,338
Total Consumer, Cyclical		3,384,693
Utilities - 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	36,241	361,323
Huaneng Power International, Inc. — Class H	475,139	304,178
Cia Energetica de Minas Gerais ADR[1]	112,394	229,284
RusHydro PJSC ADR	157,657	208,107
Centrais Eletricas Brasileiras S.A. ADR*,1	35,797	202,611
Reliance Infrastructure Ltd. GDR	8,664	176,746
Cia Paranaense de Energia ADR[1]	23,205	161,739
Total Utilities		1,643,988
Total Common Stocks
(Cost $79,587,183)		86,828,740

	Shares	Value
PREFERRED STOCKS† - 5.0%
Financial - 2.9%
Itau Unibanco Holding S.A. ADR	214,536	$2,692,427
Energy - 1.7%
Petroleo Brasileiro S.A. ADR*,1	161,075	1,510,883
Consumer, Non-cyclical - 0.4%
Cia Brasileira de Distribuicao ADR	17,263	367,184
Total Preferred Stocks
(Cost $9,500,770)		4,570,494

	Face
	Amount
SECURITIES LENDING COLLATERAL††,3 - 8.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$1,760,315	1,760,315
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	1,760,315	1,760,315
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,760,315	1,760,315
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,760,315	1,760,315
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	521,631	521,631
Total Securities Lending Collateral
(Cost $7,562,891)		7,562,891
Total Investments - 107.7%
(Cost $96,650,844)		$98,962,125
Other Assets & Liabilities, net - (7.7)%		(7,093,502)
Total Net Assets - 100.0%		$91,868,623

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,020,444 (cost $2,602,493), or 3.3% of total net assets.

3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,828,740	$—	$—	$86,828,740
Preferred Stocks	4,570,494	—	—	4,570,494
Securities Lending Collateral	—	7,562,891	—	7,562,891
Total Assets	$91,399,234	$7,562,891	$—	$98,962,125

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 26.9%
AbbVie, Inc.	22,180	$2,149,685
Avery Dennison Corp.	18,359	2,095,129
Cigna Corp.	9,385	1,987,086
UnitedHealth Group, Inc.	8,615	1,965,684
Becton Dickinson and Co.	8,577	1,957,357
Aetna, Inc.	10,765	1,939,638
Moody's Corp.	12,731	1,932,820
Brown-Forman Corp. — Class B	31,625	1,891,175
S&P Global, Inc.	11,303	1,870,420
Sysco Corp.	32,300	1,864,679
Pfizer, Inc.	50,280	1,823,153
Johnson & Johnson	13,078	1,822,158
Hershey Co.	16,232	1,800,616
Eli Lilly & Co.	21,227	1,796,653
Baxter International, Inc.	27,331	1,791,000
McCormick & Company, Inc.	17,521	1,790,296
General Mills, Inc.	31,244	1,767,160
Medtronic plc	21,397	1,757,336
Clorox Co.	12,531	1,745,443
Humana, Inc.	6,653	1,735,502
Colgate-Palmolive Co.	23,905	1,731,917
Kraft Heinz Co.	21,013	1,709,828
Cooper Companies, Inc.	7,087	1,709,243
Church & Dwight Company, Inc.	34,304	1,615,376
Molson Coors Brewing Co. — Class B	19,262	1,504,362
Philip Morris International, Inc.	14,408	1,480,422
Merck & Company, Inc.	26,703	1,475,875
Equifax, Inc.	12,087	1,379,369
Total Consumer, Non-cyclical		50,089,382
Financial - 21.8%
Cboe Global Markets, Inc.	16,475	2,033,509
Progressive Corp.	38,029	2,022,382
Allstate Corp.	19,532	2,005,155
CME Group, Inc. — Class A	13,309	1,990,228
JPMorgan Chase & Co.	18,966	1,982,326
People's United Financial, Inc.	103,888	1,975,950
PNC Financial Services Group, Inc.	13,831	1,944,085
Mastercard, Inc. — Class A	12,860	1,935,044
BB&T Corp.	37,918	1,873,908
Visa, Inc. — Class A	16,563	1,864,828
Hartford Financial Services Group, Inc.	32,385	1,860,195
Intercontinental Exchange, Inc.	25,984	1,856,557
U.S. Bancorp	33,569	1,851,330
Bank of New York Mellon Corp.	33,332	1,824,594
Nasdaq, Inc.	23,035	1,823,451
State Street Corp.	18,651	1,778,373
UDR, Inc. REIT	43,752	1,720,766
Aon plc	12,188	1,709,001
American Tower Corp. — Class A REIT	11,700	1,683,981
Apartment Investment & Management Co. — Class A REIT	37,692	1,661,840
Mid-America Apartment Communities, Inc. REIT	16,067	1,645,904
Essex Property Trust, Inc. REIT	6,504	1,606,423
Total Financial		40,649,830

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 16.5%
Deere & Co.	14,705	$2,203,692
Illinois Tool Works, Inc.	12,484	2,112,917
3M Co.	8,458	2,056,478
Stanley Black & Decker, Inc.	11,990	2,033,864
Harris Corp.	13,927	2,012,451
Northrop Grumman Corp.	6,442	1,980,271
Honeywell International, Inc.	12,516	1,951,995
Amphenol Corp. — Class A	21,210	1,921,414
PerkinElmer, Inc.	25,285	1,862,999
United Parcel Service, Inc. — Class B	15,016	1,823,693
Packaging Corporation of America	15,309	1,815,647
Raytheon Co.	9,481	1,812,293
General Dynamics Corp.	8,686	1,799,392
Allegion plc	21,294	1,791,677
Mettler-Toledo International, Inc.*	2,822	1,775,631
Ball Corp.	42,725	1,705,155
Total Industrial		30,659,569
Technology - 9.4%
Intel Corp.	47,791	2,142,948
Adobe Systems, Inc.*	11,114	2,016,858
Paychex, Inc.	29,878	2,011,088
ANSYS, Inc.*	13,386	1,983,671
Microsoft Corp.	23,283	1,959,730
Intuit, Inc.	12,109	1,903,777
Fiserv, Inc.*	13,961	1,835,174
Apple, Inc.	10,554	1,813,705
Fidelity National Information Services, Inc.	18,482	1,743,407
Total Technology		17,410,358
Consumer, Cyclical - 8.6%
DR Horton, Inc.	47,340	2,414,340
Hilton Worldwide Holdings, Inc.	26,841	2,081,788
Wal-Mart Stores, Inc.	21,341	2,074,985
Costco Wholesale Corp.	10,758	1,984,098
Home Depot, Inc.	10,916	1,962,915
Yum! Brands, Inc.	22,425	1,871,815
McDonald's Corp.	10,801	1,857,448
TJX Companies, Inc.	23,402	1,768,021
Total Consumer, Cyclical		16,015,410
Communications - 7.8%
Amazon.com, Inc.*	1,767	2,079,317
Cisco Systems, Inc.	53,624	2,000,175
Alphabet, Inc. — Class C*	1,843	1,882,459
Motorola Solutions, Inc.	19,938	1,876,365
Walt Disney Co.	16,838	1,764,959
AT&T, Inc.	46,733	1,700,147
Comcast Corp. — Class A	41,512	1,558,360
Time Warner, Inc.	16,954	1,551,461
Total Communications		14,413,243
Utilities - 4.7%
NextEra Energy, Inc.	11,528	1,821,885
Alliant Energy Corp.	40,116	1,809,633
Xcel Energy, Inc.	34,483	1,779,668
DTE Energy Co.	15,302	1,768,452
PPL Corp.	43,686	1,601,965
Total Utilities		8,781,603

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 2.9%
Phillips 66	20,502	$2,000,175
Chevron Corp.	15,289	1,819,238
Schlumberger Ltd.	26,005	1,634,415
Total Energy		5,453,828
Basic Materials - 1.0%
DowDuPont, Inc.	26,346	1,895,858
Total Common Stocks
(Cost $161,001,202)	185,369,081
Total Investments - 99.6%
(Cost $161,001,202)	$185,369,081
Other Assets & Liabilities, net - 0.4%	750,935
Total Net Assets - 100.0%	$186,120,016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$185,369,081	$—	$—	$185,369,081
Total Assets	$185,369,081	$—	$—	$185,369,081

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Dow Jones Industrial Average® Dividend ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 19.6%
Pfizer, Inc.	14,958	$542,377
Coca-Cola Co.	9,485	434,128
Procter & Gamble Co.	4,352	391,636
Johnson & Johnson	2,619	364,905
Merck & Company, Inc.	6,191	342,176
UnitedHealth Group, Inc.	1,031	235,243
Total Consumer, Non-cyclical		2,310,465
Industrial - 16.4%
Caterpillar, Inc.	3,046	429,943
General Electric Co.	22,189	405,837
Boeing Co.	1,342	371,465
3M Co.	1,512	367,628
United Technologies Corp.	2,886	350,505
Total Industrial		1,925,378
Technology - 14.4%
International Business Machines Corp.	3,980	612,801
Intel Corp.	11,938	535,300
Microsoft Corp.	3,812	320,856
Apple, Inc.	1,309	224,952
Total Technology		1,693,909
Communications - 12.9%
Verizon Communications, Inc.	14,116	718,363
Cisco Systems, Inc.	15,463	576,770
Walt Disney Co.	2,146	224,944
Total Communications		1,520,077

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 11.5%
Wal-Mart Stores, Inc.	4,478	$435,396
Home Depot, Inc.	2,011	361,618
McDonald's Corp.	1,989	342,048
Nike, Inc. — Class B	3,530	213,283
Total Consumer, Cyclical		1,352,345
Financial - 11.0%
JPMorgan Chase & Co.	3,767	393,727
Travelers Companies, Inc.	2,682	363,599
American Express Co.	2,385	233,038
Goldman Sachs Group, Inc.	834	206,532
Visa, Inc. — Class A	825	92,887
Total Financial		1,289,783
Energy - 9.8%
Chevron Corp.	4,898	582,813
Exxon Mobil Corp.	6,920	576,367
Total Energy		1,159,180
Basic Materials - 3.5%
DowDuPont, Inc.	5,754	414,058
Total Common Stocks
(Cost $10,699,622)		11,665,195
Total Investments - 99.1%
(Cost $10,699,622)		$11,665,195
Other Assets & Liabilities, net - 0.9%		103,651
Total Net Assets - 100.0%		$11,768,846

†	Value determined based on Level 1 inputs — See Note 2.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,665,195	$—	$—	$11,665,195
Total Assets	$11,665,195	$—	$—	$11,665,195

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 26.6%
Nektar Therapeutics*	30,617	$1,653,012
Exact Sciences Corp.*	15,243	906,654
Bio-Rad Laboratories, Inc. — Class A*	3,305	896,646
Avery Dennison Corp.	7,335	837,070
Estee Lauder Companies, Inc. — Class A	6,603	824,252
ICU Medical, Inc.*	3,813	813,694
Dentsply Sirona, Inc.	11,945	800,435
Zoetis, Inc.	11,046	798,516
Teleflex, Inc.	2,994	794,967
Humana, Inc.	2,986	778,928
Kellogg Co.	11,742	776,851
Brown-Forman Corp. — Class A	12,837	774,199
Live Nation Entertainment, Inc.*	16,816	763,110
Moody's Corp.	5,023	762,592
KAR Auction Services, Inc.	15,091	760,134
Laboratory Corporation of America Holdings*	4,784	757,164
Ecolab, Inc.	5,501	747,696
McCormick & Company, Inc.	7,292	745,096
Hershey Co.	6,625	734,911
Abbott Laboratories	12,938	729,315
AbbVie, Inc.	7,509	727,772
Bristol-Myers Squibb Co.	11,206	708,107
Brink's Co.	8,488	686,255
Post Holdings, Inc.*	8,560	680,092
CoreLogic, Inc.*	14,917	650,530
Total Consumer, Non-cyclical		20,107,998
Industrial - 18.7%
XPO Logistics, Inc.*	11,017	870,674
3M Co.	3,305	803,578
Honeywell International, Inc.	5,045	786,818
Harris Corp.	5,342	771,919
Waste Management, Inc.	9,365	770,271
AMETEK, Inc.	10,590	769,787
Roper Technologies, Inc.	2,870	766,893
Amphenol Corp. — Class A	8,415	762,315
Graco, Inc.	5,748	756,379
CSX Corp.	13,402	747,161
Trimble, Inc.*	17,707	743,517
Keysight Technologies, Inc.*	16,954	737,499
Silgan Holdings, Inc.	25,405	733,697
Hexcel Corp.	11,800	731,600
Sensata Technologies Holding N.V.*	14,612	729,869
Lockheed Martin Corp.	2,283	728,551
Allegion plc	8,256	694,660
Owens-Illinois, Inc.*	28,246	684,118
General Electric Co.	30,733	562,107
Total Industrial		14,151,413
Financial - 18.6%
FNF Group	20,360	823,766
Cboe Global Markets, Inc.	6,654	821,303
American Express Co.	7,886	770,541
Bank of America Corp.	27,268	768,140
Legg Mason, Inc.	18,961	757,681
SunTrust Banks, Inc.	12,257	755,399
KeyCorp	39,713	753,753

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 18.6% (continued)
American Tower Corp. — Class A REIT	5,233	$753,186
PNC Financial Services Group, Inc.	5,356	752,839
Investors Bancorp, Inc.	52,673	751,644
Alexandria Real Estate Equities, Inc. REIT	5,871	745,969
Apple Hospitality REIT, Inc.	37,727	734,922
Affiliated Managers Group, Inc.	3,697	734,483
Howard Hughes Corp.*	5,784	717,216
Starwood Property Trust, Inc. REIT	33,016	715,787
Two Harbors Investment Corp. REIT	43,532	696,512
Annaly Capital Management, Inc. REIT	58,595	683,803
MFA Financial, Inc. REIT	82,550	660,400
Realogy Holdings Corp.	21,767	607,517
Total Financial		14,004,861
Utilities - 10.0%
Portland General Electric Co.	15,982	793,347
Public Service Enterprise Group, Inc.	14,808	785,712
NRG Energy, Inc.	28,377	784,624
Atmos Energy Corp.	8,321	767,945
ONE Gas, Inc.	9,618	762,226
American Electric Power Company, Inc.	9,814	761,861
DTE Energy Co.	6,458	746,351
Alliant Energy Corp.	16,526	745,488
PPL Corp.	19,164	702,744
PG&E Corp.	12,713	689,553
Total Utilities		7,539,851
Technology - 8.5%
Blackbaud, Inc.	7,901	777,853
DXC Technology Co.	7,959	765,178
Micron Technology, Inc.*	17,541	743,563
SS&C Technologies Holdings, Inc.	17,309	714,689
HP, Inc.	33,001	707,872
Cognizant Technology Solutions Corp. — Class A	9,756	705,164
Guidewire Software, Inc.*	9,365	696,662
Autodesk, Inc.*	6,074	666,318
Tableau Software, Inc. — Class A*	9,213	647,674
Total Technology		6,424,973
Consumer, Cyclical - 6.0%
Copart, Inc.*	19,904	859,057
BorgWarner, Inc.	13,924	775,288
Lear Corp.	4,197	759,196
Wyndham Worldwide Corp.	6,625	744,584
Madison Square Garden Co. — Class A*	3,370	730,110
Tesla, Inc.*,1	2,059	635,922
Total Consumer, Cyclical		4,504,157
Communications - 5.6%
Verizon Communications, Inc.	14,728	749,508
Comcast Corp. — Class A	19,643	737,398
Liberty Ventures*	12,670	707,113

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 5.6% (continued)
Cable One, Inc.	986	$677,195
Charter Communications, Inc. — Class A*	2,059	671,666
Symantec Corp.	22,419	649,478
Total Communications		4,192,358
Energy - 3.0%
Marathon Petroleum Corp.	12,692	794,900
Exxon Mobil Corp.	8,756	729,287
Andeavor	6,900	727,743
Total Energy		2,251,930
Basic Materials - 2.8%
Air Products & Chemicals, Inc.	4,740	772,810
FMC Corp.	7,698	726,691
Alcoa Corp.*	15,569	646,269
Total Basic Materials		2,145,770
Total Common Stocks
(Cost $69,091,919)		75,323,311

Face
Amount		Value
SECURITIES LENDING COLLATERAL††,2 - 0.1%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	$52,845	$52,845
Total Securities Lending Collateral
(Cost $52,845)		52,845
Total Investments - 99.9%
(Cost $69,144,764)		$75,376,156
Other Assets & Liabilities, net - 0.1%		75,950
Total Net Assets - 100.0%		$75,452,106

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$75,323,311	$—	$—	$75,323,311
Securities Lending Collateral	—	52,845	—	52,845
Total Assets	$75,323,311	$52,845	$—	$75,376,156

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 26.8%
Tyson Foods, Inc. — Class A	214	$17,601
WellCare Health Plans, Inc.*	79	16,826
Pilgrim's Pride Corp.*	458	16,795
Kroger Co.	628	16,240
Lamb Weston Holdings, Inc.	298	16,202
Blue Buffalo Pet Products, Inc.*	527	16,184
Cigna Corp.	75	15,880
Monster Beverage Corp.*	244	15,291
ResMed, Inc.	176	15,030
Intuitive Surgical, Inc.*	36	14,392
US Foods Holding Corp.*	492	14,327
ServiceMaster Global Holdings, Inc.*	290	14,175
AmerisourceBergen Corp. — Class A	167	14,165
IDEXX Laboratories, Inc.*	88	13,764
Kraft Heinz Co.	169	13,752
Herbalife Ltd.*	195	13,677
Clorox Co.	98	13,650
Humana, Inc.	52	13,565
United Therapeutics Corp.*	104	13,519
Pinnacle Foods, Inc.	231	13,451
Ionis Pharmaceuticals, Inc.*	237	13,151
Post Holdings, Inc.*	160	12,712
Bioverativ, Inc.*	242	12,105
Premier, Inc. — Class A*	402	11,666
Vertex Pharmaceuticals, Inc.*	70	10,100
ABIOMED, Inc.*	49	9,547
TreeHouse Foods, Inc.*	201	9,250
HCA Healthcare, Inc.*	78	6,630
Coty, Inc. — Class A	326	5,617
Edwards Lifesciences Corp.*	22	2,578
Total Consumer, Non-cyclical		391,842
Financial - 18.3%
Cboe Global Markets, Inc.	137	16,910
CubeSmart REIT	550	15,697
SBA Communications Corp. REIT*	90	15,277
GGP, Inc. REIT	650	15,275
Sun Communities, Inc. REIT	151	14,052
Douglas Emmett, Inc. REIT	348	14,028
Equity Lifestyle Properties, Inc. REIT	154	13,908
Digital Realty Trust, Inc. REIT	116	13,537
National Retail Properties, Inc. REIT	326	13,389
Spirit Realty Capital, Inc. REIT	1,559	13,314
Highwoods Properties, Inc. REIT	260	13,205
Starwood Property Trust, Inc. REIT	608	13,181
American Homes 4 Rent REIT — Class A	610	13,103
Realty Income Corp. REIT	236	13,051
Gaming and Leisure Properties, Inc. REIT	351	12,748

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Financial - 18.3% (continued)
Annaly Capital Management, Inc. REIT	1,087	$12,685
AGNC Investment Corp. REIT	630	12,537
Omega Healthcare Investors, Inc. REIT	435	11,680
Hcp, Inc. REIT	282	7,456
Erie Indemnity Co. — Class A	43	5,327
Mid-America Apartment Communities, Inc. REIT	33	3,380
Iron Mountain, Inc. REIT	77	3,147
VEREIT, Inc. REIT	56	437
Total Financial		267,324
Consumer, Cyclical - 17.5%
Gap, Inc.	576	18,611
Skechers U.S.A., Inc. — Class A*	520	18,252
Dollar Tree, Inc.*	171	17,572
Wal-Mart Stores, Inc.	174	16,918
Burlington Stores, Inc.*	157	16,700
Foot Locker, Inc.	389	16,665
Six Flags Entertainment Corp.	252	16,486
Dollar General Corp.	187	16,471
Kohl's Corp.	342	16,406
Macy's, Inc.	661	15,732
Casey's General Stores, Inc.	129	15,577
Adient plc	193	15,104
Best Buy Company, Inc.	249	14,843
Ulta Beauty, Inc.*	62	13,746
Chipotle Mexican Grill, Inc. — Class A*	43	13,089
Target Corp.	171	10,243
Tesla, Inc.*	11	3,397
Total Consumer, Cyclical		255,812
Technology - 7.9%
DXC Technology Co.	161	15,479
VMware, Inc. — Class A*	126	15,134
Leidos Holdings, Inc.	233	14,812
Black Knight, Inc.*	310	13,919
Nuance Communications, Inc.*	840	13,054
Advanced Micro Devices, Inc.*	1,057	11,511
Genpact Ltd.	311	10,027
Veeva Systems, Inc. — Class A*	157	9,453
athenahealth, Inc.*	64	8,505
Tyler Technologies, Inc.*	19	3,475
Total Technology		115,369
Communications – 7.8%
Match Group, Inc.*	624	18,346
Twitter, Inc.*	798	16,423
Netflix, Inc.*	79	14,819
Facebook, Inc. — Class A*	80	14,174
Zillow Group, Inc. — Class C*	340	13,954
T-Mobile US, Inc.*	212	12,947
Liberty Media Corporation-Liberty Formula One — Class A*	358	12,455
Charter Communications, Inc. — Class A*	34	11,091
CenturyLink, Inc.	22	321
Total Communications		114,530

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Utilities - 6.9%
American Water Works Company, Inc.	169	$15,474
Great Plains Energy, Inc.	442	15,165
Avangrid, Inc.	279	14,807
Southern Co.	285	14,592
Consolidated Edison, Inc.	162	14,424
Edison International	168	13,653
Exelon Corp.	319	13,305
Total Utilities		101,420
Energy – 5.9%
Diamondback Energy, Inc.*	151	16,506
Cabot Oil & Gas Corp. — Class A	537	15,546
Parsley Energy, Inc. — Class A*	539	14,478
Range Resources Corp.	779	14,038
Targa Resources Corp.	308	13,367
Antero Resources Corp.*	687	13,053
Total Energy		86,988
Basic Materials - 4.0%
CF Industries Holdings, Inc.	468	17,536

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Basic Materials - 4.0% (continued)
Valvoline, Inc.	635	$15,659
Newmont Mining Corp.	355	13,131
Alcoa Corp.*	310	12,868
Total Basic Materials		59,194
Industrial - 4.0%
Orbital ATK, Inc.	122	16,097
L3 Technologies, Inc.	76	15,093
Berry Global Group, Inc.*	241	14,405
Johnson Controls International plc	340	12,798
Total Industrial		58,393
Total Common Stocks
(Cost $1,412,392)		1,450,872
Total Investments - 99.1%
(Cost $1,412,392)		$1,450,872
Other Assets & Liabilities, net - 0.9%		13,226
Total Net Assets - 100.0%		$1,464,098

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,450,872	$—	$—	$1,450,872
Total Assets	$1,450,872	$—	$—	$1,450,872

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 93.9%
Financial - 32.4%
Fifth Third Bancorp	178,796	$5,455,066
Northern Trust Corp.	55,678	5,444,195
Hartford Financial Services Group, Inc.	88,450	5,080,568
Principal Financial Group, Inc.	70,536	4,993,243
Regions Financial Corp.	281,868	4,676,190
Credicorp Ltd.	20,437	4,312,820
CNA Financial Corp.	67,012	3,644,113
Invesco Ltd.	98,773	3,572,619
Mid-America Apartment Communities, Inc. REIT	28,328	2,901,920
SEI Investments Co.	37,736	2,655,105
Duke Realty Corp. REIT	92,816	2,610,914
Reinsurance Group of America, Inc. — Class A	15,850	2,568,493
Torchmark Corp.	28,313	2,515,610
American Financial Group, Inc.	21,438	2,252,276
East West Bancorp, Inc.	35,044	2,156,608
Sun Communities, Inc. REIT	20,268	1,886,140
Brighthouse Financial, Inc.*	27,892	1,639,771
American Campus Communities, Inc. REIT	36,397	1,542,505
First American Financial Corp.	27,350	1,520,386
Synovus Financial Corp.	29,598	1,468,949
Western Alliance Bancorporation*	24,934	1,450,660
BOK Financial Corp.	15,796	1,405,844
Grupo Financiero Santander Mexico SAB de CV ADR	165,271	1,343,653
Hudson Pacific Properties, Inc. REIT	37,044	1,319,878
New Residential Investment Corp. REIT	74,293	1,314,243
Highwoods Properties, Inc. REIT	25,589	1,299,665
Umpqua Holdings Corp.	52,950	1,170,725
Senior Housing Properties Trust REIT	60,716	1,162,712
LPL Financial Holdings, Inc.	21,028	1,090,092
Healthcare Realty Trust, Inc. REIT	31,704	1,038,940
CNO Financial Group, Inc.	40,966	1,032,753
Radian Group, Inc.	49,686	1,018,066
First Hawaiian, Inc.	33,850	990,789
Total Financial		78,535,511
Industrial - 20.0%
Agilent Technologies, Inc.	82,123	5,686,197
AMETEK, Inc.	57,939	4,211,586
Harris Corp.	28,876	4,172,582
L3 Technologies, Inc.	19,178	3,808,559
Dover Corp.	37,696	3,683,276
Pentair plc	44,358	3,156,515
Kansas City Southern	25,792	2,892,315
Packaging Corporation of America	23,644	2,804,178
AO Smith Corp.	42,056	2,667,192
Arrow Electronics, Inc.*	21,576	1,741,830
Hubbell, Inc.	13,404	1,686,089
Teledyne Technologies, Inc.*	8,608	1,603,154
BWX Technologies, Inc.	23,708	1,480,565
Lincoln Electric Holdings, Inc.	16,232	1,479,385

	Shares	Value
COMMON STOCKS† - 93.9% (continued)
Industrial - 20.0% (continued)
Zebra Technologies Corp. — Class A*	13,292	$1,466,373
Curtiss-Wright Corp.	10,719	1,331,300
Crane Co.	14,385	1,228,047
Colfax Corp.*	30,442	1,134,269
Schneider National, Inc. — Class B	42,822	1,123,221
Woodward, Inc.	14,382	1,112,448
Total Industrial		48,469,081
Utilities - 15.1%
Eversource Energy	78,964	5,120,815
Avangrid, Inc.[1]	76,333	4,050,992
Entergy Corp.	44,890	3,882,087
Fortis, Inc.	104,951	3,862,197
CMS Energy Corp.	70,843	3,535,066
Atmos Energy Corp.	26,679	2,462,205
NiSource, Inc.	82,044	2,258,671
UGI Corp.	43,170	2,115,762
Westar Energy, Inc.	35,623	2,037,992
OGE Energy Corp.	49,468	1,768,976
AES Corp.	165,097	1,746,726
Vectren Corp.	20,660	1,435,870
MDU Resources Group, Inc.	49,344	1,379,165
Southwest Gas Holdings, Inc.	11,984	1,029,905
Total Utilities		36,686,429
Consumer, Non-cyclical - 10.8%
Coca-Cola European Partners plc	122,580	4,779,394
Total System Services, Inc.	46,112	3,428,889
ResMed, Inc.	36,612	3,126,665
Ingredion, Inc.	18,412	2,549,694
Bunge Ltd.	35,461	2,372,695
Lamb Weston Holdings, Inc.	36,865	2,004,350
Pinnacle Foods, Inc.	30,290	1,763,787
Bruker Corp.	40,424	1,422,116
Hill-Rom Holdings, Inc.	16,645	1,407,335
Booz Allen Hamilton Holding Corp.	35,522	1,374,346
Grand Canyon Education, Inc.*	11,372	1,079,885
CoreLogic, Inc.*	21,251	926,756
Total Consumer, Non-cyclical		26,235,912
Consumer, Cyclical - 5.6%
Mohawk Industries, Inc.*	19,081	5,392,481
Yum China Holdings, Inc.	92,832	3,790,331
NVR, Inc.*	902	3,134,450
Columbia Sportswear Co.[1]	16,998	1,195,129
Total Consumer, Cyclical		13,512,391
Technology - 4.4%
Maxim Integrated Products, Inc.	70,619	3,695,492
Broadridge Financial Solutions, Inc.	27,892	2,517,532
Leidos Holdings, Inc.	36,500	2,320,305
Nuance Communications, Inc.*	75,070	1,166,588
Dun & Bradstreet Corp.	8,826	1,086,569
Total Technology		10,786,486
Basic Materials - 3.5%
Nucor Corp.	79,210	4,554,575
International Flavors & Fragrances, Inc.	19,502	3,031,391

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 93.9% (continued)
Basic Materials - 3.5% (continued)
Univar, Inc.*	34,889	$1,027,830
Total Basic Materials		8,613,796
Energy - 1.1%
Cenovus Energy, Inc.	270,538	2,572,816
Communications - 1.0%
News Corp. — Class A	143,714	2,322,418
Total Common Stocks
(Cost $203,514,861)		227,734,840
MASTER LIMITED PARTNERSHIPS† - 5.6%
Energy - 3.9%
Magellan Midstream Partners, LP	56,599	3,792,133
Spectra Energy Partners, LP1	76,663	3,137,050
Enable Midstream Partners, LP1	105,142	1,575,027
Phillips 66 Partners, LP	23,426	1,097,742
Total Energy		9,601,952
Financial - 1.3%
Oaktree Capital Group LLC[1]	38,366	1,643,983
Apollo Global Management LLC — Class A	47,952	1,501,377
Total Financial		3,145,360
Consumer, Cyclical - 0.4%
Cedar Fair, LP	14,147	960,157
Total Master Limited Partnerships
(Cost $13,495,826)		13,707,469

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$730,416	$730,416
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	730,416	730,416
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	730,416	730,416
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	730,416	730,416
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	216,445	216,445
Total Securities Lending Collateral
(Cost $3,138,109)		3,138,109
Total Investments - 100.8%
(Cost $220,148,796)		$244,580,418
Other Assets & Liabilities, net - (0.8)%		(1,926,377)
Total Net Assets - 100.0%		$242,654,041

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$227,734,840	$—	$—	$227,734,840
Master Limited Partnerships	13,707,469	—	—	13,707,469
Securities Lending Collateral	—	3,138,109	—	3,138,109
Total Assets	$241,442,309	$3,138,109	$—	$244,580,418

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 71.0%
Financial - 25.1%
MetLife, Inc.	67,243	$3,609,604
Prudential Financial, Inc.	31,151	3,608,532
Extra Space Storage, Inc. REIT	41,403	3,534,160
Wells Fargo & Co.	61,965	3,499,164
New Residential Investment Corp. REIT	193,174	3,417,248
Welltower, Inc. REIT	44,899	3,028,887
Annaly Capital Management, Inc. REIT	257,353	3,003,310
AGNC Investment Corp. REIT	147,624	2,937,718
Gaming and Leisure Properties, Inc. REIT	80,766	2,933,421
BGC Partners, Inc. — Class A	164,934	2,693,372
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	291,742	2,497,311
People's United Financial, Inc.	127,241	2,420,124
Principal Financial Group, Inc.	33,681	2,384,278
Invesco Ltd.	65,716	2,376,948
Toronto-Dominion Bank	41,230	2,347,636
Legg Mason, Inc.	57,448	2,295,622
Manulife Financial Corp.[1]	108,366	2,280,020
Lloyds Banking Group plc ADR[1]	629,571	2,272,751
Janus Henderson Group plc	60,711	2,262,699
Bank of Montreal	28,870	2,223,279
Two Harbors Investment Corp. REIT	126,570	2,025,120
Navient Corp.	156,815	1,977,437
Pebblebrook Hotel Trust REIT[1]	48,143	1,852,061
Gramercy Property Trust REIT	60,723	1,731,820
ING Groep N.V. ADR[1]	94,729	1,714,595
WP Carey, Inc. REIT	22,494	1,601,123
AmTrust Financial Services, Inc.[1]	158,560	1,528,518
Chimera Investment Corp. REIT	83,134	1,521,352
STAG Industrial, Inc. REIT	50,131	1,418,707
Banco Santander Chile ADR	49,544	1,360,974
Federated Investors, Inc. — Class B	39,679	1,331,627
Moelis & Co. — Class A	27,034	1,294,929
Summit Hotel Properties, Inc. REIT	82,166	1,241,528
Hope Bancorp, Inc.	65,456	1,225,336
Aircastle Ltd.	48,428	1,186,486
Old National Bancorp	64,627	1,179,443
Sun Life Financial, Inc.	27,894	1,102,929
James River Group Holdings Ltd.	27,244	1,102,837
Xenia Hotels & Resorts, Inc. REIT	47,558	1,045,800
Validus Holdings Ltd.	21,054	1,035,436
MGM Growth Properties LLC — Class A REIT[1]	27,381	801,716
Total Financial		84,905,858
Consumer, Cyclical - 15.9%
WW Grainger, Inc.	20,472	4,530,658
Gap, Inc.	136,763	4,418,813
General Motors Co.	90,090	3,881,978
Kohl's Corp.	80,887	3,880,149
Foot Locker, Inc.	89,603	3,838,592
Ford Motor Co.	296,467	3,711,767

	Shares	Value
COMMON STOCKS† - 71.0% (continued)
Consumer, Cyclical - 15.9% (continued)
Harley-Davidson, Inc.	67,977	$3,412,445
Nordstrom, Inc.	70,992	3,226,586
Darden Restaurants, Inc.	37,708	3,179,539
International Game Technology plc	107,764	2,962,432
Brinker International, Inc.	66,546	2,444,235
Leggett & Platt, Inc.	47,433	2,288,168
Cracker Barrel Old Country Store, Inc.[1]	14,418	2,253,966
Buckle, Inc.	70,383	1,566,022
Mobile Mini, Inc.	37,349	1,340,829
Penske Automotive Group, Inc.	26,659	1,289,229
Knoll, Inc.	58,460	1,272,675
Steelcase, Inc. — Class A	82,341	1,251,583
Finish Line, Inc. — Class A1	102,338	1,104,227
HNI Corp.	29,476	1,031,660
Big 5 Sporting Goods Corp.[1]	135,833	1,025,539
Total Consumer, Cyclical		53,911,092
Consumer, Non-cyclical - 7.7%
AbbVie, Inc.	43,624	4,228,038
Procter & Gamble Co.	34,595	3,113,204
Nielsen Holdings plc	81,267	2,984,124
AstraZeneca plc ADR	80,024	2,630,389
KAR Auction Services, Inc.	47,929	2,414,184
GlaxoSmithKline plc ADR	64,371	2,256,847
Western Union Co.	112,007	2,205,418
Dean Foods Co.	194,051	2,165,609
H&R Block, Inc.	72,028	1,885,693
LSC Communications, Inc.	67,361	1,102,026
RR Donnelley & Sons Co.	116,150	1,090,649
Total Consumer, Non-cyclical		26,076,181
Technology - 6.0%
Intel Corp.	92,316	4,139,449
QUALCOMM, Inc.	61,740	4,095,832
International Business Machines Corp.	22,452	3,456,934
CA, Inc.	98,094	3,243,969
Maxim Integrated Products, Inc.	47,250	2,472,592
Canon, Inc. ADR[1]	55,543	2,131,185
Pitney Bowes, Inc.	85,030	907,270
Total Technology		20,447,231
Communications - 4.4%
Mobile TeleSystems PJSC ADR	445,365	4,618,435
Cisco Systems, Inc.	101,430	3,783,339
Telefonica S.A. ADR	217,073	2,218,486
Interpublic Group of Companies, Inc.	105,207	2,080,995
TELUS Corp.[1]	29,729	1,098,784
TiVo Corp.	59,233	1,054,347
Total Communications		14,854,386
Energy - 3.7%
Valero Energy Corp.	46,751	4,002,821
Marathon Petroleum Corp.	60,909	3,814,731
Total S.A. ADR	44,765	2,531,461
China Petroleum & Chemical Corp. ADR	30,045	2,166,244
Total Energy		12,515,257
Utilities - 3.3%
PG&E Corp.	45,493	2,467,540

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 71.0% (continued)
Utilities - 3.3% (continued)
Portland General Electric Co.	45,022	$2,234,892
DTE Energy Co.	19,019	2,198,026
OGE Energy Corp.	58,577	2,094,714
AES Corp.	190,578	2,016,315
Total Utilities		11,011,487
Basic Materials - 3.0%
LyondellBasell Industries N.V. — Class A	35,414	3,707,846
DowDuPont, Inc.	49,460	3,559,141
Ternium S.A. ADR[1]	55,903	1,596,590
Orion Engineered Carbons S.A.	49,717	1,215,581
Total Basic Materials		10,079,158
Industrial - 2.0%
ABB Ltd. ADR[1]	69,454	1,787,746
Grupo Aeroportuario del Pacifico SAB de CV ADR	13,562	1,350,097
Matson, Inc.	44,005	1,283,626
Sonoco Products Co.	22,321	1,194,397
Costamare, Inc.	168,182	967,046
Total Industrial		6,582,912
Total Common Stocks
(Cost $222,239,884)		240,383,562
CONVERTIBLE PREFERRED STOCKS† - 3.2%
Financial - 2.1%
Bank of America Corp. 7.25%[2]	2,683	3,536,194
Wells Fargo & Co. 7.50%[2]	2,601	3,487,941
Total Financial		7,024,135
Consumer, Non-cyclical - 1.1%
Becton Dickinson and Co. 6.13% due 05/1/20*	63,345	3,832,373
Total Convertible Preferred Stocks
(Cost $9,697,541)		10,856,508
PREFERRED STOCKS† - 6.8%
Financial - 6.8%
Wells Fargo & Co. 5.63%[2]	135,491	3,509,217
Morgan Stanley 5.85%[2,3]	106,064	2,866,910
Bank of America Corp. 6.20%[2]	92,273	2,490,448
Axis Capital Holdings Ltd. 5.50%[1,2]	95,813	2,443,231
Wells Fargo & Co. 5.50%[2]	88,350	2,265,294
Citigroup, Inc. 6.30%[2]	82,583	2,233,870
Citigroup, Inc. 6.88%[2,3]	68,413	1,964,137
JPMorgan Chase & Co. 6.13%[1,2]	69,048	1,864,296
Capital One Financial Corp. 6.00%[2]	69,264	1,861,817
Itau Unibanco Holding S.A. ADR	114,605	1,438,293
Total Preferred Stocks
(Cost $22,757,790)		22,937,513
MASTER LIMITED PARTNERSHIPS† - 9.2%
Energy - 6.5%
SunCoke Energy Partners, LP1	248,663	4,264,570
Sunoco, LP1	107,884	3,167,474
Black Stone Minerals, LP	137,456	2,468,710
Tallgrass Energy Partners, LP1	55,500	2,437,560

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 9.2% (continued)
Energy - 6.5% (continued)
MPLX, LP	62,836	$2,253,299
Enterprise Products Partners, LP	80,644	1,986,262
Spectra Energy Partners, LP	46,497	1,902,657
Williams Partners, LP	51,798	1,900,987
Equities Midstream Partners, LP	21,220	1,456,116
Total Energy		21,837,635
Industrial - 2.7%
Golar LNG Partners, LP1	172,944	3,457,150
Alliance Holdings GP, LP	128,955	3,187,768
GasLog Partners, LP*,1	118,496	2,618,762
Total Industrial		9,263,680
Total Master Limited Partnerships
(Cost $31,700,601)		31,101,315
CLOSED-END FUNDS† - 9.2%
PIMCO Dynamic Credit and Mortgage Income Fund[1]	153,709	3,446,156
DoubleLine Income Solutions Fund	166,971	3,346,099
First Trust Intermediate Duration Preferred & Income Fund[1]	111,689	2,769,887
NexPoint Credit Strategies Fund	99,170	2,342,395
Prudential Short Duration High Yield Fund, Inc.	113,804	1,678,609
Prudential Global Short Duration High Yield Fund, Inc.[1]	103,616	1,492,070
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	55,552	1,468,795
AllianceBernstein Global High Income Fund, Inc.	114,565	1,432,063
Blackstone / GSO Strategic Credit Fund	89,991	1,415,558
BlackRock Multi-Sector Income Trust[1]	78,439	1,408,765
Nuveen Global High Income Fund	85,336	1,400,364
Barings Global Short Duration High Yield Fund	59,559	1,151,871
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[1]	146,101	1,120,595
Nuveen Preferred & Income Term Fund	43,160	1,079,432
Wells Fargo Income Opportunities Fund[1]	129,278	1,074,300
Western Asset High Income Fund II, Inc.	146,985	1,014,196
Western Asset Global High Income Fund, Inc.	94,109	931,679
John Hancock Preferred Income Fund III[1]	48,657	896,749
Pioneer High Income Trust	85,117	824,783
Western Asset High Yield Defined Opportunity Fund, Inc.	48,890	733,839
Total Closed-End Funds
(Cost $31,085,714)		31,028,205

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 5.7%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$4,523,972	$4,523,972
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	4,523,972	4,523,972
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	4,523,972	4,523,972
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	4,523,972	4,523,972
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	1,340,593	1,340,593
Total Securities Lending Collateral
(Cost $19,436,481)		19,436,481
Total Investments - 105.1%
(Cost $336,918,011)		$355,743,584
Other Assets & Liabilities, net - (5.1)%		(17,163,566)
Total Net Assets - 100.0%		$338,580,018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Perpetual maturity.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$31,028,205	$—	$—	$31,028,205
Common Stocks	240,383,562	—	—	240,383,562
Convertible Preferred Stocks	10,856,508	—	—	10,856,508
Master Limited Partnerships	31,101,315	—	—	31,101,315
Preferred Stocks	22,937,513	—	—	22,937,513
Securities Lending Collateral	—	19,436,481	—	19,436,481
Total Assets	$336,307,103	$19,436,481	$—	$355,743,584

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 93.7%
Financial - 21.4%
Bank of the Ozarks	27,537	$1,327,834
BofI Holding, Inc.*,1	47,702	1,318,483
Union Bankshares Corp.	34,529	1,301,398
SVB Financial Group*	5,695	1,296,410
FNB Corp.	91,074	1,292,340
Meta Financial Group, Inc.	13,707	1,287,773
Wintrust Financial Corp.	15,350	1,287,097
IBERIABANK Corp.	16,518	1,284,274
Bank of New York Mellon Corp.	23,350	1,278,179
First Horizon National Corp.	65,809	1,276,037
United Insurance Holdings Corp.	76,312	1,273,647
Hancock Holding Co.	24,728	1,269,783
Northern Trust Corp.	12,958	1,267,033
Allstate Corp.	12,277	1,260,357
Chemical Financial Corp.	22,328	1,259,076
Progressive Corp.	23,598	1,254,942
Argo Group International Holdings Ltd.	20,485	1,254,706
Uniti Group, Inc. REIT[1]	77,422	1,246,494
Invitation Homes, Inc. REIT	52,377	1,233,478
Old Republic International Corp.	58,820	1,233,456
Willis Towers Watson plc	7,659	1,231,567
ConnectOne Bancorp, Inc.	45,251	1,228,565
Kemper Corp.	17,765	1,225,785
Heartland Financial USA, Inc.	24,262	1,225,231
Kite Realty Group Trust REIT	63,520	1,221,490
Retail Opportunity Investments Corp. REIT	62,040	1,214,123
CyrusOne, Inc. REIT	19,967	1,213,195
Healthcare Trust of America, Inc. — Class A REIT	39,549	1,209,804
Fidus Investment Corp.	75,839	1,208,115
American Homes 4 Rent — Class A REIT	56,020	1,203,309
Apartment Investment & Management Co. — Class A REIT	27,249	1,201,408
Weyerhaeuser Co. REIT	33,897	1,199,276
Equinix, Inc. REIT	2,581	1,198,849
Total Financial		41,283,514
Energy - 19.2%
Whiting Petroleum Corp.*,1	56,123	1,400,269
Delek US Holdings, Inc.	39,754	1,320,628
QEP Resources, Inc.*	136,460	1,318,204
Patterson-UTI Energy, Inc.	60,958	1,316,083
Superior Energy Services, Inc.*	136,005	1,312,448
ProPetro Holding Corp.*	69,312	1,300,986
Antero Midstream GP, LP1	72,946	1,294,792
Oasis Petroleum, Inc.*	125,931	1,288,274
Nabors Industries Ltd.	212,878	1,285,783
SRC Energy, Inc.*	146,592	1,284,146
Continental Resources, Inc.*	26,878	1,272,136
Carrizo Oil & Gas, Inc.*	65,108	1,258,538
Targa Resources Corp.	28,985	1,257,949
Pioneer Natural Resources Co.	8,040	1,254,561
Newfield Exploration Co.*	40,557	1,254,428
Unit Corp.*	58,623	1,253,946
Marathon Oil Corp.	84,301	1,251,027
Kinder Morgan, Inc.	72,557	1,250,157
RSP Permian, Inc.*	34,001	1,248,857

	Shares	Value
COMMON STOCKS† - 93.7% (continued)
Energy - 19.2% (continued)
Parsley Energy, Inc. — Class A*	46,489	$1,248,694
WildHorse Resource Development Corp.*,1	75,558	1,246,707
Halliburton Co.	29,731	1,242,161
Antero Resources Corp.*	65,177	1,238,363
Kosmos Energy Ltd.*	155,139	1,238,009
Marathon Petroleum Corp.	19,650	1,230,679
Plains GP Holdings, LP — Class A	59,767	1,230,603
Concho Resources, Inc.*	8,766	1,226,013
Newpark Resources, Inc.*	138,310	1,224,044
NCS Multistage Holdings, Inc.*	72,514	1,218,235
Dawson Geophysical Co.*	53,323	261,283
Total Energy		37,028,003
Consumer, Non-cyclical - 14.8%
Teligent, Inc.*,1	368,689	1,482,130
TG Therapeutics, Inc.*,1	165,412	1,422,543
ANI Pharmaceuticals, Inc.*	19,207	1,365,810
Flexion Therapeutics, Inc.*,1	52,287	1,354,756
UnitedHealth Group, Inc.	5,757	1,313,575
Acadia Healthcare Company, Inc.*,1	41,061	1,306,971
Envision Healthcare Corp.*	40,801	1,302,776
Aaron's, Inc.	33,813	1,275,426
Service Corporation International	34,124	1,260,882
HMS Holdings Corp.*	76,170	1,259,090
Sage Therapeutics, Inc.*	13,609	1,257,608
Alexion Pharmaceuticals, Inc.*	11,328	1,243,928
FleetCor Technologies, Inc.*	6,803	1,237,262
Becton Dickinson and Co.	5,396	1,231,421
Rent-A-Center, Inc.	108,998	1,225,137
Antares Pharma, Inc.*	661,648	1,224,049
Teleflex, Inc.	4,574	1,214,489
ICU Medical, Inc.*	5,679	1,211,899
Bioverativ, Inc.*	24,133	1,207,132
Mylan N.V.*	32,877	1,200,997
Paratek Pharmaceuticals, Inc.*	60,898	1,147,927
Boston Scientific Corp.*	42,501	1,116,926
Cidara Therapeutics, Inc.*,1	90,949	718,497
Total Consumer, Non-cyclical		28,581,231
Consumer, Cyclical - 14.0%
Spirit Airlines, Inc.*	32,737	1,395,578
MSC Industrial Direct Company, Inc. — Class A	14,890	1,341,142
O'Reilly Automotive, Inc.*	5,675	1,340,492
Beacon Roofing Supply, Inc.*	20,753	1,329,852
Fastenal Co.	25,264	1,323,581
Big Lots, Inc.[1]	22,340	1,320,294
Malibu Boats, Inc. — Class A*	42,078	1,315,358
Best Buy Company, Inc.	21,834	1,301,525
Toll Brothers, Inc.	25,527	1,284,774
Alaska Air Group, Inc.	18,492	1,279,092
Leggett & Platt, Inc.	26,380	1,272,571
Lennar Corp. — Class A	20,222	1,269,537
Dollar Tree, Inc.*	12,306	1,264,565
Mohawk Industries, Inc.*	4,463	1,261,288
Ethan Allen Interiors, Inc.	42,724	1,256,086
MarineMax, Inc.*	58,707	1,253,394
MCBC Holdings, Inc.*	53,011	1,251,060

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 93.7% (continued)
Consumer, Cyclical - 14.0% (continued)
Dollar General Corp.	14,126	$1,244,218
Tempur Sealy International, Inc.*	21,444	1,241,822
SkyWest, Inc.	23,814	1,239,519
Wal-Mart Stores, Inc.	12,682	1,233,071
Total Consumer, Cyclical		27,018,819
Industrial - 9.8%
Casella Waste Systems, Inc. — Class A*	62,835	1,339,642
Union Pacific Corp.	10,451	1,322,051
Genesee & Wyoming, Inc. — Class A*	16,669	1,313,851
Kansas City Southern	11,663	1,307,889
Republic Services, Inc. — Class A	19,429	1,261,719
SYNNEX Corp.	9,227	1,256,717
Roper Technologies, Inc.	4,699	1,255,620
Avnet, Inc.	30,298	1,254,640
Cubic Corp.	20,149	1,248,230
Applied Optoelectronics, Inc.*,1	28,532	1,245,707
Covanta Holding Corp.[1]	81,603	1,240,366
Waste Connections, Inc.	17,760	1,222,421
AquaVenture Holdings Ltd.*,1	79,329	1,216,113
FLIR Systems, Inc.	25,944	1,208,472
Flex Ltd.*	64,525	1,165,967
Total Industrial		18,859,405
Communications - 8.3%
ORBCOMM, Inc.*	120,240	1,293,782
Consolidated Communications Holdings, Inc.	91,210	1,289,710
Oclaro, Inc.*,1	178,432	1,270,436
ARRIS International plc*	42,164	1,263,655
Comcast Corp. — Class A	33,609	1,261,682
Iridium Communications, Inc.*,1	102,004	1,259,749
WideOpenWest, Inc.*	125,672	1,256,720
Internap Corp.*	70,064	1,247,840
Finisar Corp.*	61,540	1,231,416
Facebook, Inc. — Class A*	6,730	1,192,421
RingCentral, Inc. — Class A*,1	25,134	1,185,068
Charter Communications, Inc. — Class A*	3,616	1,179,575
Alibaba Group Holding Ltd. ADR*	6,412	1,135,437
Total Communications		16,067,491
Technology - 5.6%
Nuance Communications, Inc.*	83,439	1,296,642
SS&C Technologies Holdings, Inc.	29,847	1,232,383
Microsoft Corp.	14,620	1,230,565
Broadcom Ltd.	4,425	1,229,884
Envestnet, Inc.*	24,628	1,210,466
Instructure, Inc.*	34,774	1,208,397
ServiceNow, Inc.*	9,557	1,175,511
salesforce.com, Inc.*	11,250	1,173,600
Lumentum Holdings, Inc.*	20,633	1,115,214
Total Technology		10,872,662

	Shares	Value
COMMON STOCKS† - 93.7% (continued)
Utilities - 0.6%
8Point3 Energy Partners, LP	81,494	$1,227,300
Total Common Stocks
(Cost $154,408,937)		180,938,425
MASTER LIMITED PARTNERSHIPS† - 6.2%
Energy - 4.8%
Viper Energy Partners, LP1	63,553	1,333,342
Williams Partners, LP	34,922	1,281,637
MPLX, LP	35,603	1,276,724
Antero Midstream Partners, LP	46,121	1,270,633
Andeavor Logistics, LP	27,895	1,248,580
Enterprise Products Partners, LP	50,248	1,237,608
Plains All American Pipeline, LP	62,419	1,217,171
Kimbell Royalty Partners, LP1	18,176	295,542
Total Energy		9,161,237
Basic Materials - 0.7%
Hi-Crush Partners, LP1	131,618	1,381,989
Diversified - 0.5%
Landmark Infrastructure Partners, LP	56,021	941,153
Consumer, Cyclical - 0.2%
Green Plains Partners, LP1	23,492	443,999
Total Master Limited Partnerships
(Cost $11,077,925)		11,928,378
	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 7.4%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$3,318,066	3,318,066
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	3,318,066	3,318,066
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	3,318,066	3,318,066
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	3,318,066	3,318,066
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	983,243	983,243
Total Securities Lending Collateral
(Cost $14,255,507)		14,255,507
Total Investments - 107.3%
(Cost $179,742,369)		$207,122,310
Other Assets & Liabilities, net - (7.3)%		(14,078,940)
Total Net Assets - 100.0%		$193,043,370

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$180,938,425	$—	$—	$180,938,425
Master Limited Partnerships	11,928,378	—	—	11,928,378
Securities Lending Collateral	—	14,255,507	—	14,255,507
Total Assets	$192,866,803	$14,255,507	$—	$207,122,310

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim S&P Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 20.0%
Synchrony Financial	479,730	$17,217,510
Colony NorthStar, Inc. — Class A REIT	401,112	4,889,555
Brighthouse Financial, Inc.*	69,707	4,098,074
Park Hotels & Resorts, Inc. REIT	104,690	3,056,948
Navient Corp.	199,408	2,514,535
JBG SMITH Properties REIT	67,932	2,262,815
Urban Edge Properties REIT	77,003	1,967,426
Uniti Group, Inc. REIT[1]	119,978	1,931,646
Quality Care Properties, Inc. REIT*	68,246	1,002,534
Washington Prime Group, Inc. REIT	135,143	960,867
Cannae Holdings, Inc.*	47,375	862,699
New Senior Investment Group, Inc. REIT	59,746	489,917
Total Financial		41,254,526
Industrial - 18.7%
Fortive Corp.	211,767	15,808,407
Keysight Technologies, Inc.*	134,853	5,866,105
Allegion plc	69,100	5,814,074
Welbilt, Inc.*	101,195	2,270,816
KLX, Inc.*	37,409	2,099,019
Energizer Holdings, Inc.	44,983	2,066,069
TopBuild Corp.*	25,856	1,757,949
SPX FLOW, Inc.*	30,770	1,377,573
Knowles Corp.*	65,048	1,027,108
TimkenSteel Corp.*	28,408	428,961
Babcock & Wilcox Enterprises, Inc.*,1	35,524	166,963
Total Industrial		38,683,044
Communications - 16.9%
Liberty Broadband Corp. — Class C*	111,307	9,678,144
Liberty Media Corporation-Liberty Formula One — Class C*	146,491	5,332,272
Liberty Media Corporation-Liberty SiriusXM — Class C*	123,463	5,038,525
Zillow Group, Inc. — Class C*,1	76,355	3,133,609
Cable One, Inc.	3,411	2,342,709
Liberty Expedia Holdings, Inc. — Class A*	39,515	1,781,337
Liberty Global plc LiLAC — Class C*	83,416	1,730,882
Liberty Broadband Corp. — Class A*	19,059	1,633,547
Time, Inc.	72,444	1,347,458
Cars.com, Inc.*,1	52,067	1,262,104
Gannett Company, Inc.	82,713	947,891
Liberty Media Corporation-Liberty Braves — Class C*,1	24,481	554,250
Total Communications		34,782,728
Consumer, Non-cyclical - 14.2%
PayPal Holdings, Inc.*	207,932	15,746,690
Lamb Weston Holdings, Inc.	106,338	5,781,597
Bioverativ, Inc.*	78,685	3,935,824
Halyard Health, Inc.*	34,040	1,652,302
Hertz Global Holdings, Inc.*,1	60,900	1,154,055

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 14.2% (continued)
Varex Imaging Corp.*	27,308	$1,012,307
Total Consumer, Non-cyclical		29,282,775
Technology - 13.5%
Hewlett Packard Enterprise Co.	1,122,990	15,665,711
CDK Global, Inc.	95,819	6,620,135
CSRA, Inc.	118,926	3,440,529
Conduent, Inc.*	143,143	2,184,362
Total Technology		27,910,737
Basic Materials - 9.6%
Chemours Co.	134,441	6,910,268
Alcoa Corp.*	124,718	5,177,044
Versum Materials, Inc.	79,148	3,039,283
Ingevity Corp.*	30,627	2,437,603
GCP Applied Technologies, Inc.*	51,991	1,702,705
Rayonier Advanced Materials, Inc.	31,477	591,453
Total Basic Materials		19,858,356
Consumer, Cyclical - 5.0%
Adient plc	68,163	5,334,436
Madison Square Garden Co. — Class A*	12,033	2,606,950
Hilton Grand Vacations, Inc.*	46,832	1,871,875
Liberty TripAdvisor Holdings, Inc. — Class A*	52,471	490,604
Total Consumer, Cyclical		10,303,865
Utilities - 1.5%
ONE Gas, Inc.	38,025	3,013,481
Energy - 0.6%
NOW, Inc.*	78,327	808,334
California Resources Corp.*,1	28,316	445,411
Total Energy		1,253,745
Total Common Stocks
(Cost $172,186,263)		206,343,257

Guggenheim S&P Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 3.0%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$1,427,784	$1,427,784
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	1,427,784	1,427,784
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,427,784	1,427,784
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,427,784	1,427,784
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	423,102	423,102
Total Securities Lending Collateral
(Cost $6,134,238)		6,134,238
Total Investments - 103.0%
(Cost $178,320,501)		$212,477,495
Other Assets & Liabilities, net - (3.0)%		(6,179,804)
Total Net Assets - 100.0%		$206,297,691

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$206,343,257	$—	$—	$206,343,257
Securities Lending Collateral	—	6,134,238	—	6,134,238
Total Assets	$206,343,257	$6,134,238	$—	$212,477,495

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 30.4%
Sutherland Asset Management Corp. REIT[1]	9,443	$149,199
United Community Financial Corp.	12,384	121,239
CNB Financial Corp.	4,239	120,727
Access National Corp.	4,055	119,420
Enterprise Bancorp, Inc.	3,196	119,403
West Bancorporation, Inc.	4,438	118,717
UMH Properties, Inc. REIT	7,588	116,779
Southern National Bancorp of Virginia, Inc.	6,803	116,127
National Commerce Corp.*	2,691	111,542
Equity Bancshares, Inc. — Class A*	3,131	108,239
Community Healthcare Trust, Inc. REIT	3,939	107,377
Consolidated-Tomoka Land Co.	1,747	107,144
CorEnergy Infrastructure Trust, Inc. REIT	3,004	107,093
Citizens & Northern Corp.	4,151	106,432
WashingtonFirst Bankshares, Inc.	2,986	101,972
First Connecticut Bancorp, Inc.	3,827	101,607
Sierra Bancorp	3,552	99,314
Territorial Bancorp, Inc.	3,072	98,150
American National Bankshares, Inc.	2,356	96,949
Orchid Island Capital, Inc. REIT	10,181	96,516
Old Second Bancorp, Inc.	7,083	95,266
Fidus Investment Corp.[1]	5,964	95,006
Arbor Realty Trust, Inc. REIT	11,030	94,638
PCSB Financial Corp.*	4,744	93,599
First Bancorp, Inc.	2,935	90,926
MidWestOne Financial Group, Inc.	2,477	90,088
Farmers & Merchants Bancorp Incorporated/Archbold OH1	2,148	87,359
Hawthorn Bancshares, Inc.	4,249	85,617
Gladstone Investment Corp.	7,836	85,021
Macatawa Bank Corp.	8,045	81,898
Farmers Capital Bank Corp.	1,974	81,329
Bank of Marin Bancorp	1,152	81,158
Ares Commercial Real Estate Corp. REIT	5,975	80,543
Summit Financial Group, Inc.	2,871	77,144
Arlington Asset Investment Corp. — Class A1	6,466	76,363
Northrim BanCorp, Inc.	2,034	76,173
Bear State Financial, Inc.	7,289	74,639
Newtek Business Services Corp.	4,167	73,714
Oppenheimer Holdings, Inc. — Class A	2,706	72,927
Monroe Capital Corp.[1]	4,940	71,334
BSB Bancorp, Inc.*	2,242	71,184
Marlin Business Services Corp.	2,961	70,620
WhiteHorse Finance, Inc.[1]	5,008	70,563
Farmland Partners, Inc. REIT[1]	7,772	69,559
Chemung Financial Corp.	1,396	68,055
National Bankshares, Inc.	1,451	67,181
Gladstone Capital Corp.	6,864	66,924

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 30.4% (continued)
Southern Missouri Bancorp, Inc.	1,652	$66,476
ESSA Bancorp, Inc.	4,085	65,115
Century Bancorp, Inc. — Class A	755	64,779
Jernigan Capital, Inc. REIT[1]	3,108	64,180
Shore Bancshares, Inc.	3,664	63,827
TriplePoint Venture Growth BDC Corp.	4,730	63,713
Guaranty Bancshares, Inc.	2,074	63,547
First Internet Bancorp	1,587	63,242
Codorus Valley Bancorp, Inc.	2,080	62,733
Southern First Bancshares, Inc.*	1,455	62,420
Peoples Bancorp of North Carolina, Inc.	1,761	61,882
MBT Financial Corp.	5,603	61,073
Civista Bancshares, Inc.	2,690	60,955
Independence Holding Co.	1,998	59,341
Great Ajax Corp. REIT	3,951	56,539
Evans Bancorp, Inc.	1,261	56,178
Salisbury Bancorp, Inc.	1,252	55,276
Entegra Financial Corp.*	1,873	54,317
Investors Title Co.	268	53,868
Bluerock Residential Growth, Inc. REIT	4,699	53,005
Atlas Financial Holdings, Inc.*	2,644	52,880
Union Bankshares, Inc.[1]	1,029	52,170
Unity Bancorp, Inc.	2,503	51,937
Western New England Bancorp, Inc.	4,830	51,681
Health Insurance Innovations, Inc. — Class A*,1	2,142	50,016
Norwood Financial Corp.	1,620	48,973
Federated National Holding Co.	3,603	48,713
Garrison Capital, Inc.	5,577	47,237
MidSouth Bancorp, Inc.	3,435	47,060
GSV Capital Corp.*,1	7,310	46,418
Griffin Industrial Realty, Inc.	1,263	46,100
Timberland Bancorp, Inc.	1,581	45,406
Pacific Mercantile Bancorp*	4,663	44,765
Home Bancorp, Inc.	1,033	44,212
Impac Mortgage Holdings, Inc.*,1	3,760	44,142
Investar Holding Corp.	1,876	43,992
MutualFirst Financial, Inc.	1,122	42,580
Penns Woods Bancorp, Inc.	847	42,121
Ellington Residential Mortgage REIT	3,250	41,763
Riverview Bancorp, Inc.	4,521	41,684
Capstar Financial Holdings, Inc.*,1	1,890	41,467
Global Medical, Inc. REIT	4,291	40,936
C&F Financial Corp.	673	40,380
Owens Realty Mortgage, Inc. REIT	2,483	40,225
Bankwell Financial Group, Inc.	1,139	40,195
Stellus Capital Investment Corp.	3,141	40,110
US Global Investors, Inc. — Class A	9,573	39,441
FNB Bancorp	1,074	39,061
Provident Bancorp, Inc.*	1,609	38,214
First United Corp.*	2,144	37,734

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 30.4% (continued)
Horizon Technology Finance Corp.	3,467	$37,548
Cherry Hill Mortgage Investment Corp. REIT	2,029	36,968
Severn Bancorp, Inc.*,1	5,268	36,876
SI Financial Group, Inc.	2,406	36,331
Old Point Financial Corp.	1,253	35,924
First Financial Northwest, Inc.	2,057	34,866
CM Finance, Inc.	4,026	34,624
Two River Bancorp[1]	1,876	34,312
Central Valley Community Bancorp	1,652	33,833
United Security Bancshares	3,436	33,673
Hallmark Financial Services, Inc.*	2,940	32,840
Gladstone Land Corp. REIT	2,438	32,669
Elevate Credit, Inc.*,1	4,296	32,220
County Bancorp, Inc.	984	31,350
Silvercrest Asset Management Group, Inc. — Class A	2,058	31,282
Regional Management Corp.*	1,263	31,158
Sotherly Hotels, Inc. REIT	4,500	30,330
Royal Bancshares of Pennsylvania, Inc. — Class A*	6,572	29,311
Riot Blockchain, Inc.[1]	2,171	29,309
Premier Financial Bancorp, Inc.	1,457	29,096
Maui Land & Pineapple Company, Inc.*	1,782	28,868
PDL Community Bancorp*	1,700	28,254
HMN Financial, Inc.*	1,519	28,102
Parke Bancorp, Inc.	1,342	28,048
AmeriServ Financial, Inc.	6,447	27,722
Saratoga Investment Corp.[1]	1,237	27,585
BCB Bancorp, Inc.	1,877	27,404
Plumas Bancorp	1,206	26,170
Five Oaks Investment Corp. REIT	6,113	24,819
United Bancorp, Inc.	1,877	23,650
Urstadt Biddle Properties, Inc. REIT	1,194	21,934
American River Bankshares	1,441	21,601
Alcentra Capital Corp.[1]	2,413	20,679
Provident Financial Holdings, Inc.	1,072	20,647
Colony Bankcorp, Inc.	1,435	19,660
Nicholas Financial, Inc.*	2,517	19,658
OFS Capital Corp.	1,611	19,590
Conifer Holdings, Inc.*,1	3,222	19,171
SB Financial Group, Inc.	1,080	18,835
First US Bancshares, Inc.	1,392	18,792
Consumer Portfolio Services, Inc.*	4,523	18,544
Medallion Financial Corp.[1]	6,814	18,534
Asta Funding, Inc.*	2,567	18,226
Wheeler Real Estate Investment Trust, Inc. REIT[1]	1,758	18,090
AeroCentury Corp.*	1,105	17,315
Atlantic American Corp.	4,794	17,258
Porter Bancorp, Inc.*,1	1,161	16,939
Paragon Commercial Corp.*,1	270	15,460
American Realty Investors, Inc.*	1,332	15,265

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 30.4% (continued)
Power REIT*	2,413	$14,719
Condor Hospitality Trust, Inc. REIT	1,530	14,382
Manning & Napier, Inc. — Class A	3,814	13,921
Emergent Capital, Inc.*	34,828	12,890
HopFed Bancorp, Inc.	901	12,839
Security National Financial Corp. — Class A*	2,342	11,944
Fifth Street Asset Management, Inc.[1]	2,695	10,915
Westbury Bancorp, Inc.*	449	10,143
BRT Realty Trust REIT[1]	901	9,974
Harvest Capital Credit Corp.	901	9,677
RAIT Financial Trust REIT	25,598	8,703
1347 Property Insurance Holdings, Inc.*	1,061	7,851
Clipper Realty, Inc. REIT	539	5,433
Carolina Trust Bancshares, Inc.*,1	537	4,967
FC Global Realty, Inc.*	2,931	3,019
Randolph Bancorp, Inc.*	179	2,733
Cohen & Company, Inc.	332	2,523
Regional Health Properties, Inc. REIT*	8,198	2,134
Global Brokerage, Inc.*,1	4,118	2,059
Eagle Financial Bancorp, Inc.*	90	1,418
HV Bancorp, Inc.*	90	1,350
GlassBridge Enterprises, Inc.*	1,135	1,248
Glen Burnie Bancorp	90	1,023
Carolina Financial Corp.	1	39
Crossroads Capital, Inc.*,†††,2	6,890	–
Total Financial		8,374,097
Consumer, Non-cyclical - 29.1%
Zogenix, Inc.*,1	5,994	232,867
AxoGen, Inc.*,1	7,450	198,915
Assembly Biosciences, Inc.*,1	3,800	189,658
Cutera, Inc.*	3,374	138,503
Exactech, Inc.*	3,073	128,912
RadNet, Inc.*	12,223	128,341
Concert Pharmaceuticals, Inc.*	5,297	119,500
Abeona Therapeutics, Inc.*,1	6,888	119,162
Madrigal Pharmaceuticals, Inc.*,1	2,324	116,990
Enzo Biochem, Inc.*	10,731	105,271
Catalyst Pharmaceuticals, Inc.*,1	22,273	95,774
Addus HomeCare Corp.*	2,735	91,075
Care.com, Inc.*	4,647	88,154
Savara, Inc.*,1	6,772	87,697
Stemline Therapeutics, Inc.*	5,599	86,225
Audentes Therapeutics, Inc.*	2,875	82,972
Primo Water Corp.*,1	6,314	82,776
Limoneira Co.	3,252	82,471
Collegium Pharmaceutical, Inc.*,1	4,748	81,950
Idera Pharmaceuticals, Inc.*,1	35,033	77,423
Calithera Biosciences, Inc.*	7,362	77,301
BioTime, Inc.*,1	28,657	76,801
Cadiz, Inc.*,1	5,547	75,994
Kura Oncology, Inc.*	4,623	74,199

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 29.1% (continued)
Collectors Universe, Inc.	2,490	$71,936
Franklin Covey Co.*	3,414	68,621
Neos Therapeutics, Inc.*,1	6,475	66,693
Turning Point Brands, Inc.	3,755	65,487
GlycoMimetics, Inc.*,1	4,611	65,061
Craft Brew Alliance, Inc.*	3,311	64,399
Entellus Medical, Inc.*,1	3,767	64,152
BioSpecifics Technologies Corp.*	1,394	62,591
Willdan Group, Inc.*	2,411	61,095
Utah Medical Products, Inc.	731	59,686
22nd Century Group, Inc.*	25,509	59,436
Nature's Sunshine Products, Inc.	4,577	58,814
Tactile Systems Technology, Inc.*,1	1,966	58,646
Albireo Pharma, Inc.*,1	2,334	58,397
MediciNova, Inc.*,1	8,249	57,578
Corium International, Inc.*,1	4,849	57,073
Peregrine Pharmaceuticals, Inc.*,1	10,702	54,259
AVEO Pharmaceuticals, Inc.*	18,350	53,949
Invitae Corp.*	5,992	52,370
Ra Pharmaceuticals, Inc.*	3,602	51,365
Seneca Foods Corp. — Class A*	1,464	50,289
PRGX Global, Inc.*	6,525	49,264
Alico, Inc.	1,531	49,068
Zynerba Pharmaceuticals, Inc.*,1	3,508	48,305
Verastem, Inc.*	11,192	47,118
Protagonist Therapeutics, Inc.*	2,402	46,839
Recro Pharma, Inc.*,1	4,843	46,687
Endocyte, Inc.*	9,275	46,468
Crimson Wine Group Ltd.*	4,250	46,325
Dicerna Pharmaceuticals, Inc.*	5,362	45,470
Marinus Pharmaceuticals, Inc.*,1	6,258	45,058
Selecta Biosciences, Inc.*	4,200	44,772
Teligent, Inc.*,1	11,126	44,727
Senseonics Holdings, Inc.*,1	15,206	44,706
Mersana Therapeutics, Inc.*	2,327	44,213
Cogentix Medical, Inc.*	15,187	43,435
Voyager Therapeutics, Inc.*	2,953	43,202
CytoSorbents Corp.*,1	6,068	42,476
Synlogic, Inc.*,1	4,081	41,667
Sientra, Inc.*	2,911	41,453
Durect Corp.*	39,421	41,392
Sierra Oncology, Inc.*	13,329	40,520
Information Services Group, Inc.*,1	8,818	39,857
Clearside Biomedical, Inc.*,1	5,447	38,783
Vital Therapies, Inc.*,1	7,787	38,546
Vericel Corp.*,1	8,580	38,181
FONAR Corp.*	1,522	37,822
XOMA Corp.*,1	1,245	37,599
Mustang Bio, Inc.*,1	3,848	37,133
Fate Therapeutics, Inc.*,1	8,419	37,044
Miragen Therapeutics, Inc.*	4,593	36,606
Kindred Biosciences, Inc.*	4,753	36,360
Fortress Biotech, Inc.*,1	9,013	34,700
Veracyte, Inc.*	5,083	34,463

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 29.1% (continued)
Perceptron, Inc.*	3,217	$33,650
CASI Pharmaceuticals, Inc.*,1	10,883	33,411
GTx, Inc.*,1	2,549	33,392
Merrimack Pharmaceuticals, Inc.[1]	2,864	33,108
CTI BioPharma Corp.*	11,850	32,587
Misonix, Inc.*	3,039	32,517
Ifresh, Inc.*,1	2,964	32,456
PFSweb, Inc.*,1	4,537	32,213
CareDx, Inc.*	4,430	32,162
Agile Therapeutics, Inc.*	6,299	31,558
NanoString Technologies, Inc.*,1	4,106	31,411
Tocagen, Inc.*,1	2,596	30,996
Invuity, Inc.*,1	3,892	30,358
Iridex Corp.*,1	3,488	30,346
PolarityTE, Inc.*,1	1,101	30,255
Pulse Biosciences, Inc.*,1	1,342	28,974
Cumberland Pharmaceuticals, Inc.*	3,944	28,831
Palatin Technologies, Inc.*	31,115	28,315
Sensus Healthcare, Inc.*,1	5,362	28,097
Viking Therapeutics, Inc.*,1	9,215	28,014
Ampio Pharmaceuticals, Inc.*	20,485	27,860
BioLife Solutions, Inc.*,1	4,895	27,853
Nuvectra Corp.*	3,128	27,839
ArQule, Inc.*	18,751	27,751
Protalix BioTherapeutics, Inc.*	40,138	27,695
United-Guardian, Inc.	1,609	27,353
MEI Pharma, Inc.*	12,161	27,241
Chembio Diagnostics, Inc.*,1	3,636	25,997
Infinity Pharmaceuticals, Inc.*	13,406	25,874
Sunesis Pharmaceuticals, Inc.*	8,825	25,504
Senomyx, Inc.*	17,005	25,167
SeaSpine Holdings Corp.*	2,520	24,847
Lifeway Foods, Inc.*	2,413	24,564
Galectin Therapeutics, Inc.*	10,390	24,520
iRadimed Corp.*,1	1,746	24,357
Conatus Pharmaceuticals, Inc.*	5,810	24,111
Corvus Pharmaceuticals, Inc.*,1	2,144	24,034
Northwest Biotherapeutics, Inc.*	88,619	23,927
Universal Technical Institute, Inc.*,1	6,483	23,857
Cidara Therapeutics, Inc.*	3,018	23,842
Regulus Therapeutics, Inc.*	25,867	23,536
Lifevantage Corp.*,1	4,389	23,306
Axsome Therapeutics, Inc.*,1	4,117	23,261
Psychemedics Corp.	1,261	23,240
AcelRx Pharmaceuticals, Inc.*,1	10,665	23,196
Edge Therapeutics, Inc.*	2,234	22,563
Diversicare Healthcare Services, Inc.	2,145	22,544
Natural Alternatives International, Inc.*	2,165	22,245
Aptevo Therapeutics, Inc.*	7,333	22,072
Alimera Sciences, Inc.*	16,886	22,036
Adamis Pharmaceuticals Corp.*,1	5,751	21,854
Alliance One International, Inc.*	1,683	21,711
MGC Diagnostics Corp.	1,956	21,457
Inotek Pharmaceuticals Corp.*	9,282	21,441

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 29.1% (continued)
Navidea Biopharmaceuticals, Inc.*	49,895	$21,310
Five Star Senior Living, Inc.*	14,098	21,147
Zafgen, Inc.*	5,370	20,997
Inventure Foods, Inc.*,1	5,145	20,580
Juniper Pharmaceuticals, Inc.*,1	4,136	20,266
Sophiris Bio, Inc.*	9,757	19,904
Trevena, Inc.*	11,861	19,689
Syndax Pharmaceuticals, Inc.*	2,238	19,605
Harvard Bioscience, Inc.*	5,926	19,556
Viveve Medical, Inc.*,1	3,848	19,278
RCM Technologies, Inc.*	2,864	19,275
VIVUS, Inc.*	29,855	19,191
Bioanalytical Systems, Inc.*	8,043	18,821
Gemphire Therapeutics, Inc.*,1	2,070	18,796
Vermillion, Inc.*	10,523	17,994
Spring Bank Pharmaceuticals, Inc.*	1,253	17,592
Neurotrope, Inc.*,1	2,416	17,395
Electromed, Inc.*	3,207	17,350
OvaScience, Inc.*,1	11,636	17,338
Novan, Inc.*,1	3,422	17,144
NovaBay Pharmaceuticals, Inc.*,1	4,003	16,813
AstroNova, Inc.	1,129	16,540
CCA Industries, Inc.*,1	5,509	16,527
PLx Pharma, Inc.*,1	2,506	16,414
Performant Financial Corp.*	9,047	16,285
Intersections, Inc.*	7,258	16,185
aTyr Pharma, Inc.*	4,145	16,165
Pieris Pharmaceuticals, Inc.*	2,596	16,043
Rexahn Pharmaceuticals, Inc.*,1	7,374	15,854
Leap Therapeutics, Inc.*,1	2,431	15,704
Oncocyte Corp.*,1	3,108	15,695
Stereotaxis, Inc.*	19,503	15,407
Applied Genetic Technologies Corp.*	4,053	15,199
Ocean Bio-Chem, Inc.[1]	3,642	15,187
Molecular Templates, Inc.*,1	1,852	15,186
Flex Pharma, Inc.*,1	3,488	14,650
InfuSystem Holdings, Inc.*	6,002	14,105
Digirad Corp.	6,091	14,009
Aeglea BioTherapeutics, Inc.*,1	3,488	13,952
Bellerophon Therapeutics, Inc.*,1	7,085	13,674
Cancer Genetics, Inc.*,1	5,722	13,590
Immune Design Corp.*,1	3,310	13,571
Microbot Medical, Inc.*,1	11,568	13,188
Second Sight Medical Products, Inc.*,1	10,321	12,695
Altimmune, Inc.[1]	6,841	12,382
Apollo Endosurgery, Inc.*,1	2,640	12,302
KemPharm, Inc.*,1	3,228	12,266
Cleveland BioLabs, Inc.*,1	4,987	12,118
CytRx Corp.*,1	5,554	12,108
Strongbridge Biopharma plc*,1	1,790	11,993
Veru, Inc.*	11,083	11,970
DLH Holdings Corp.*	1,876	11,856
Evoke Pharma, Inc.*,1	4,310	11,508
Aviragen Therapeutics, Inc.*	17,968	11,469
Biolase, Inc.*	21,824	10,912

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 29.1% (continued)
Lincoln Educational Services Corp.*	4,953	$10,797
vTv Therapeutics, Inc. — Class A*,1	2,506	10,500
Anthera Pharmaceuticals, Inc.*,1	5,038	9,925
Cesca Therapeutics, Inc.*,1	3,307	9,723
Imprimis Pharmaceuticals, Inc.*,1	5,645	9,653
Histogenics Corp.*	4,740	9,433
Sonoma Pharmaceuticals, Inc.*,1	1,908	9,426
Tracon Pharmaceuticals, Inc.*	3,487	9,415
Pernix Therapeutics Holdings, Inc.*,1	3,523	9,371
GEE Group, Inc.*,1	3,220	9,145
SPAR Group, Inc.*	7,292	8,896
Apricus Biosciences, Inc.*,1	5,610	8,864
Synthetic Biologics, Inc.*	12,753	8,843
Vical, Inc.*	4,916	8,652
CPI Card Group, Inc.	9,667	8,509
Proteon Therapeutics, Inc.*	4,764	8,337
Onconova Therapeutics, Inc.*,1	5,147	7,772
CAS Medical Systems, Inc.*	12,172	7,668
HTG Molecular Diagnostics, Inc.*,1	3,580	7,625
Orexigen Therapeutics, Inc.*,1	4,558	7,384
Genocea Biosciences, Inc.*,1	5,930	7,235
Acer Therapeutics, Inc.*,1	431	7,159
Oragenics, Inc.*	17,614	7,046
EyeGate Pharmaceuticals, Inc.*	6,458	6,975
Reed's, Inc.*,1	3,670	6,973
Proteostasis Therapeutics, Inc.*	2,685	6,954
Alpine Immune Sciences, Inc.*	648	6,810
Marrone Bio Innovations, Inc.*	6,043	6,587
SunLink Health Systems, Inc.*	4,122	6,466
Hemispherx Biopharma, Inc.*	19,495	6,238
Alphatec Holdings, Inc.*,1	2,316	6,068
Skyline Medical, Inc.*,1	4,421	5,836
Pfenex, Inc.*	2,342	5,761
Amedica Corp.*,1	1,716	5,731
Dare Bioscience, Inc.*,1	2,235	5,610
Truett-Hurst, Inc.*	2,564	5,359
Galena Biopharma, Inc.*	17,253	5,348
Egalet Corp.*,1	3,874	5,114
Hooper Holmes, Inc.*	6,644	4,651
Neuralstem, Inc.*,1	3,728	4,250
Argos Therapeutics, Inc.*,1	24,877	4,080
Tandem Diabetes Care, Inc.*,1	1,468	3,920
Sorrento Tech, Inc.*	3,741	3,891
Strata Skin Sciences, Inc.*	2,733	3,526
BioPharmX Corp.*	27,047	3,381
Precipio, Inc.*	2,562	3,331
Interpace Diagnostics Group, Inc.*,1	2,824	3,248
Avinger, Inc.*	13,426	3,221
Yield10 Bioscience, Inc.*,1	1,386	3,188
AzurRx BioPharma, Inc.*,1	985	3,182
Eleven Biotherapeutics, Inc.*	4,764	3,144
Trovagene, Inc.*	5,184	3,059
Senestech, Inc.*	3,450	3,047

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 29.1% (continued)
Akers Biosciences, Inc.*	5,688	$2,787
Cartesian, Inc.*	9,474	2,463
Cenveo, Inc.*,1	2,704	2,461
Odyssey Marine Exploration, Inc.*,1	627	2,420
Tonix Pharmaceuticals Holding Corp.*,1	590	2,419
Cytori Therapeutics, Inc.*	7,434	2,416
Shineco, Inc.*	989	2,304
Novus Therapeutics, Inc.*,1	530	2,200
MabVax Therapeutics Holdings, Inc.*	2,470	2,122
Arcadia Biosciences, Inc.*	8,772	1,988
Achieve Life Sciences, Inc.*,1	1,205	1,603
NeuroMetrix, Inc.*,1	940	1,579
Acura Pharmaceuticals, Inc.*	3,660	1,537
Windtree Therapeutics, Inc.*	5,446	1,470
Micron Solutions, Inc.*	268	978
ImmunoCellular Therapeutics Ltd.*	2,177	718
Dextera Surgical, Inc.*	4,642	606
Universal Security Instruments, Inc.*	332	481
InterCloud Systems, Inc.*	34,217	103
Rennova Health, Inc.*	1,056	92
Delcath Systems, Inc.*	65	6
Total Consumer, Non-cyclical		7,998,223
Consumer, Cyclical - 10.4%
Beazer Homes USA, Inc.*	7,844	165,979
Hooker Furniture Corp.	3,159	157,950
Freshpet, Inc.*,1	6,644	126,236
Golden Entertainment, Inc.*	3,527	121,047
Malibu Boats, Inc. — Class A*	3,809	119,069
Bassett Furniture Industries, Inc.	2,993	114,931
Spartan Motors, Inc.	7,139	113,867
Culp, Inc.	3,011	96,653
Nathan's Famous, Inc.*	879	83,329
Commercial Vehicle Group, Inc.*	7,329	81,645
RCI Hospitality Holdings, Inc.	2,473	81,436
Reading International, Inc. — Class A*	5,042	80,521
Flexsteel Industries, Inc.	1,393	72,436
Miller Industries, Inc.	2,318	64,672
Superior Uniform Group, Inc.	2,430	61,795
America's Car-Mart, Inc.*	1,210	56,204
Del Frisco's Restaurant Group, Inc.*	3,576	52,031
Town Sports International Holdings, Inc.*	7,956	47,736
J Alexander's Holdings, Inc.*	4,591	46,599
Lifetime Brands, Inc.	2,566	46,445
Century Casinos, Inc.*	4,772	43,186
Strattec Security Corp.	974	42,954
Clarus Corp.*,1	5,489	42,265
Build-A-Bear Workshop, Inc. — Class A*,1	4,853	39,795
Jamba, Inc.*,1	4,556	39,045
Escalade, Inc.	2,836	38,570
MCBC Holdings, Inc.*	1,621	38,256

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Cyclical - 10.4% (continued)
VOXX International Corp. — Class A*	5,358	$36,166
Delta Apparel, Inc.*,1	1,763	35,700
Castle Brands, Inc.*,1	29,041	35,430
Gaia, Inc.*	2,502	31,900
Destination XL Group, Inc.*,1	15,530	31,448
Red Lion Hotels Corp.*	3,473	31,431
Rocky Brands, Inc.	1,726	30,550
New York & Company, Inc.*	12,420	29,684
New Home Company, Inc.*	2,562	29,540
BlueLinx Holdings, Inc.*,1	2,951	27,946
EnviroStar, Inc.[1]	973	27,342
Boot Barn Holdings, Inc.*	1,801	26,673
Skyline Corp.*,1	2,073	25,332
Lakeland Industries, Inc.*,1	1,788	24,764
Kewaunee Scientific Corp.	876	24,134
Tandy Leather Factory, Inc.*,1	3,217	23,806
Luby's, Inc.*	8,091	22,574
Stage Stores, Inc.	8,593	17,702
Inspired Entertainment, Inc.*	1,778	16,358
Noodles & Co.*,1	3,151	15,912
PCM, Inc.*	1,602	15,780
Educational Development Corp.[1]	1,077	15,024
Nevada Gold & Casinos, Inc.*	6,306	15,008
Famous Dave's of America, Inc.*,1	3,039	14,739
Destination Maternity Corp.*	5,325	13,845
Peak Resorts, Inc.	2,552	13,015
Virco Manufacturing Corp.*	2,330	12,931
Crown Crafts, Inc.	1,790	11,546
Papa Murphy's Holdings, Inc.*	1,679	10,897
Nova Lifestyle, Inc.*	5,281	10,773
Christopher & Banks Corp.*	7,787	10,435
Bravo Brio Restaurant Group, Inc.*,1	4,827	10,378
Dover Motorsports, Inc.	4,737	9,237
Diversified Restaurant Holdings, Inc.*	5,716	9,146
Unique Fabricating, Inc.	1,074	8,699
Forward Industries, Inc.*	5,843	7,771
Cherokee, Inc.*	2,611	7,572
Rave Restaurant Group, Inc.*,1	4,241	6,955
Cinedigm Corp. — Class A*	4,553	6,829
Kona Grill, Inc.*	2,993	6,510
bebe stores, Inc.*,1	1,079	5,934
Trans World Entertainment Corp.*	3,319	5,310
Comstock Holding Companies, Inc.*	2,940	4,439
Bon-Ton Stores, Inc.*	9,398	3,665
Ark Restaurants Corp.	90	2,197
Koss Corp.*	1,192	2,003
Ignite Restaurant Group, Inc.*	1,329	12
Total Consumer, Cyclical		2,859,694
Industrial - 9.3%
ZAGG, Inc.*	6,068	124,091
Sterling Construction Company, Inc.*	6,175	105,901
Covenant Transportation Group, Inc. — Class A*	3,451	103,392

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Industrial - 9.3% (continued)
IES Holdings, Inc.*,1	5,803	$103,004
VSE Corp.	1,884	89,999
Hurco Companies, Inc.	1,752	78,139
Heritage-Crystal Clean, Inc.*	3,653	69,955
NVE Corp.	800	66,896
Advanced Emissions Solutions, Inc.[1]	6,584	59,190
Hudson Technologies, Inc.*,1	9,759	56,017
Eagle Bulk Shipping, Inc.*,1	12,657	55,311
Layne Christensen Co.*	3,666	47,548
LSI Industries, Inc.	6,397	44,715
Synalloy Corp.	3,397	43,821
Napco Security Technologies, Inc.*	4,320	43,200
Iteris, Inc.*	6,670	42,755
Core Molding Technologies, Inc.	1,973	42,459
Gencor Industries, Inc.*	2,316	41,688
Sparton Corp.*	1,741	40,391
CECO Environmental Corp.	7,451	40,310
Intevac, Inc.*	5,408	40,290
UFP Technologies, Inc.*	1,452	40,003
Hardinge, Inc.	2,244	38,283
Pure Cycle Corp.*	5,463	37,968
Allied Motion Technologies, Inc.	1,160	37,015
Key Technology, Inc.*	2,141	36,333
Eastern Co.	1,252	36,058
Energous Corp.*,1	4,087	34,086
MicroVision, Inc.*,1	19,785	33,437
PAM Transportation Services, Inc.*	871	33,429
Ultralife Corp.*	5,004	32,776
CyberOptics Corp.*,1	2,055	32,674
USA Truck, Inc.*	1,700	31,824
UQM Technologies, Inc.*	20,646	31,588
Lawson Products, Inc.*	1,194	30,745
Goldfield Corp.*	6,923	30,115
Manitex International, Inc.*	3,423	28,445
CryoPort, Inc.*	3,843	27,324
LRAD Corp.*	12,781	27,223
Arotech Corp.*	6,803	26,191
Aspen Aerogels, Inc.*	5,428	25,892
Willis Lease Finance Corp.*	984	25,820
CPI Aerostructures, Inc.*	2,770	25,484
IntriCon Corp.*	1,292	22,675
Global Power Equipment Group, Inc.*,1	5,987	22,631
SigmaTron International, Inc.*	2,247	21,706
Perma-Pipe International Holdings, Inc.*	2,234	20,106
Revolution Lighting Technologies, Inc.*,1	4,346	19,644
Ballantyne Strong, Inc.*	4,112	19,326
CVD Equipment Corp.*,1	1,510	18,950
Xerium Technologies, Inc.*	4,359	18,569
Ecology and Environment, Inc. — Class A	1,678	17,787
Innovative Solutions & Support, Inc.*	5,899	17,461
CUI Global, Inc.*,1	6,100	16,531
Aqua Metals, Inc.*,1	5,027	16,338
Resonant, Inc.*,1	2,270	16,140

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Industrial - 9.3% (continued)
IEC Electronics Corp.*	3,758	$15,483
Willbros Group, Inc.*	11,082	14,628
Power Solutions International, Inc.*,1	1,621	13,779
Taylor Devices, Inc.*,1	1,085	13,302
Identiv, Inc.*	4,109	13,067
Broadwind Energy, Inc.*	5,326	12,516
Capstone Turbine Corp.*	15,483	12,231
Tecogen, Inc.*,1	4,853	11,938
Clean Diesel Technologies, Inc.*	5,493	11,425
Orion Energy Systems, Inc.*	11,888	10,937
ClearSign Combustion Corp.*,1	4,740	10,784
American Superconductor Corp.*,1	3,061	10,193
Frequency Electronics, Inc.*	1,079	10,121
Chicago Rivet & Machine Co.	300	9,240
Document Security Systems, Inc.*	9,328	8,488
Research Frontiers, Inc.*	7,697	7,928
EnSync, Inc.*	17,838	6,067
P&F Industries, Inc. — Class A	804	6,038
Superconductor Technologies, Inc.*,1	5,657	5,827
Digital Ally, Inc.*,1	2,427	5,825
Sypris Solutions, Inc.*	3,692	5,723
American Electric Technologies, Inc.*,1	3,565	5,526
NXT-ID, Inc.*,1	4,118	5,436
Sino-Global Shipping America Ltd.*,1	1,879	5,148
Astrotech Corp.*,1	1,808	5,099
Appliance Recycling Centers of America, Inc.*	5,094	4,585
ENGlobal Corp.*	5,721	4,577
LS Starrett Co. — Class A	541	4,490
Energy Focus, Inc.*,1	1,508	4,102
Turtle Beach Corp.*	7,835	4,074
Fuel Tech, Inc.*	3,603	3,423
Giga-Tronics, Inc.*	7,666	3,217
Industrial Services of America, Inc.*	1,789	3,041
Quest Resource Holding Corp.*	1,432	2,864
SIFCO Industries, Inc.*	358	2,649
Limbach Holdings, Inc.*	179	2,420
Fenix Parts, Inc.*,1	5,663	1,982
Continental Materials Corp.*	90	1,734
Polar Power, Inc.*,1	299	1,495
Total Industrial		2,571,051
Technology - 7.0%
Tabula Rasa HealthCare, Inc.*	3,331	115,552
Digimarc Corp.*,1	2,879	107,962
Model N, Inc.*	6,547	106,389
USA Technologies, Inc.*,1	11,557	100,546
AXT, Inc.*	9,461	91,299
CommerceHub, Inc.*,1	3,754	85,816
Mitek Systems, Inc.*	8,861	79,749
Immersion Corp.*,1	7,632	58,079
EMCORE Corp.*	7,037	54,889
QAD, Inc. — Class B	1,923	54,440
American Software, Inc. — Class A	4,167	53,796

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Technology - 7.0% (continued)
Upland Software, Inc.*,1	2,247	$52,670
DMC Global, Inc.	2,599	52,370
Planet Payment, Inc.*	11,468	51,606
Pixelworks, Inc.*	8,581	49,341
Simulations Plus, Inc.[1]	2,591	40,290
ExOne Co.*,1	3,169	38,630
Amber Road, Inc.*	4,771	35,019
Asure Software, Inc.*,1	2,416	34,694
QuickLogic Corp.*	20,497	32,385
GSI Technology, Inc.*,1	3,962	31,577
Adesto Technologies Corp.*,1	3,688	30,242
Datawatch Corp.*	3,218	29,606
Luna Innovations, Inc.*	12,021	28,249
WidePoint Corp.*	40,666	27,653
PAR Technology Corp.*	2,950	25,724
GSE Systems, Inc.*	8,022	25,269
Amtech Systems, Inc.*	2,518	24,878
Richardson Electronics Ltd.	3,625	24,142
Inseego Corp.*,1	12,066	22,201
Veritone, Inc.*,1	800	19,168
Mattersight Corp.*,1	6,851	18,498
Computer Task Group, Inc.*	3,537	18,357
SharpSpring, Inc.*,1	4,111	17,924
Data I/O Corp.*	1,350	17,631
Aehr Test Systems*	6,333	16,149
CSP, Inc.	1,438	15,387
Smith Micro Software, Inc.*,1	6,684	15,306
eMagin Corp.*,1	7,775	14,384
Icad, Inc.*,1	3,843	13,796
Evolving Systems, Inc.*	3,061	13,775
Mastech Digital, Inc.*	1,342	13,608
Concurrent Computer Corp.	2,161	13,052
Intermolecular, Inc.*	9,582	12,744
Zedge, Inc. — Class B*	4,202	12,354
Innodata, Inc.*	10,367	12,337
StarTek, Inc.*	1,164	11,407
Echelon Corp.*	2,269	10,800
Everspin Technologies, Inc.*,1	1,342	10,790
Socket Mobile, Inc.*	3,039	10,302
Medical Transcription Billing Corp.*,1	2,954	8,537
Xplore Technologies Corp.*	2,506	7,443
Netlist, Inc.*	22,379	7,161
Radisys Corp.*	9,205	6,872
Atomera, Inc.*,1	1,520	6,034
Streamline Health Solutions, Inc.*	4,143	5,345
Inpixon*	13,337	4,997
Sonic Foundry, Inc.*,1	1,701	4,950
Wayside Technology Group, Inc.	270	4,226
ShiftPixy, Inc.*,1	1,432	3,809
Issuer Direct Corp.	179	3,088
FalconStor Software, Inc.*	15,202	2,887
Inventergy Global, Inc.*	11,183	593
Total Technology		1,918,774
Communications - 5.4%
Hawaiian Telcom Holdco, Inc.*	2,651	83,639
Preformed Line Products Co.	804	67,126
Zix Corp.*	13,957	61,411
HC2 Holdings, Inc.*	11,094	60,573
Telaria, Inc.*	13,797	55,740

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Communications - 5.4% (continued)
UTStarcom, Inc.*,1	10,552	$54,448
Clearfield, Inc.*,1	3,725	54,385
Remark Holdings, Inc.*,1	6,038	54,161
Saga Communications, Inc. — Class A	941	42,439
Meet Group, Inc.*	16,377	41,598
KVH Industries, Inc.*	3,760	40,608
Reis, Inc.	1,825	39,602
Corindus Vascular Robotics, Inc.*	29,737	38,361
Lee Enterprises, Inc.*	15,212	35,748
Tessco Technologies, Inc.	1,848	31,416
Ooma, Inc.*	2,794	30,874
Townsquare Media, Inc. — Class A*	3,754	29,807
AH Belo Corp. — Class A	6,260	29,735
Alaska Communications Systems Group, Inc.*	12,333	25,776
AutoWeb, Inc.*	3,015	25,447
Fusion Telecommunications International, Inc.*	6,302	23,506
ID Systems, Inc.*,1	3,397	23,439
Numerex Corp. — Class A*,1	5,666	22,834
Aviat Networks, Inc.*	1,424	22,442
Westell Technologies, Inc. — Class A*	5,318	21,697
eGain Corp.*	5,882	20,881
TheStreet.com, Inc.*	13,606	19,048
Beasley Broadcast Group, Inc. — Class A	1,560	17,706
Aware, Inc.*	3,691	17,348
PC-Telephone, Inc.	2,338	17,161
Emmis Communications Corp. — Class A*	4,697	17,144
LightPath Technologies, Inc. — Class A*	6,837	17,093
ModusLink Global Solutions, Inc.*	9,995	16,392
RF Industries Ltd.	6,948	15,980
Support.com, Inc.*	6,650	15,893
Salem Media Group, Inc. — Class A	3,304	15,859
RELM Wireless Corp.	4,184	15,690
YuMe, Inc.	4,218	15,016
ClearOne, Inc.	2,057	14,502
Aerohive Networks, Inc.*	2,614	14,116
Optical Cable Corp.*	5,630	14,075
Harte-Hanks, Inc.*	14,317	14,045
Synacor, Inc.*	5,559	13,619
iPass, Inc.*	21,100	13,601
EVINE Live, Inc.*	8,780	12,731
Airgain, Inc.*,1	1,341	12,726
US Auto Parts Network, Inc.*	5,310	12,532
Communications Systems, Inc.	3,118	11,911
Globalscape, Inc.	3,255	11,881
Urban One, Inc.*	7,089	10,988
Lantronix, Inc.*	5,334	10,668
xG Technology, Inc.*,1	5,570	9,079
Spark Networks, Inc. ADR*	814	8,343
Marin Software, Inc.*,1	860	8,170
BroadVision, Inc.*,1	2,056	7,916

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Communications - 5.4% (continued)
Inuvo, Inc.*	8,048	$7,485
Wireless Telecom Group, Inc.*	2,981	7,244
Net Element, Inc.*,1	1,424	6,109
Xcel Brands, Inc.*,1	1,969	5,021
Value Line, Inc.	268	4,741
Spherix, Inc.*,1	3,486	4,671
NTN Buzztime, Inc.*,1	894	4,291
WPCS International, Inc.*	3,404	4,221
CafePress, Inc.*	1,955	3,539
Spanish Broadcasting System, Inc. — Class A*,1	5,295	2,092
Connecture, Inc.*,1	8,497	1,784
FunctionX, Inc.*	1,681	98
Total Communications		1,490,222
Energy - 4.8%
Stone Energy Corp.*,1	5,097	129,158
Midstates Petroleum Company, Inc.*	6,266	104,078
Panhandle Oil and Gas, Inc. — Class A	4,525	100,455
Natural Gas Services Group, Inc.*	3,532	90,066
Renewable Energy Group, Inc.*,1	7,890	89,552
Trecora Resources*	5,318	66,741
Gastar Exploration, Inc.*	61,902	64,997
SilverBow Resources, Inc.*	2,686	60,811
Evolution Petroleum Corp.	8,590	60,130
Enphase Energy, Inc.*	20,407	59,180
Lilis Energy, Inc.*	11,367	56,267
Adams Resources & Energy, Inc.	1,007	47,742
Approach Resources, Inc.*,1	18,302	45,755
Pacific Ethanol, Inc.*	8,580	38,610
Pioneer Energy Services Corp.*	17,968	37,733
Zion Oil & Gas, Inc.*,1	16,362	33,215
Dawson Geophysical Co.*	5,438	26,646
Comstock Resources, Inc.*,1	3,935	24,004
Isramco, Inc.*,1	192	22,810
ION Geophysical Corp.*	1,710	22,486
Mitcham Industries, Inc.*	4,737	17,811
VAALCO Energy, Inc.*	20,262	15,197
Voc Energy Trust	2,611	12,768
PetroQuest Energy, Inc.*	7,549	12,682
Superior Drilling Products, Inc.*	9,894	12,368
Mexco Energy Corp.*	2,086	9,116
US Energy Corporation Wyoming*	7,345	8,814
Real Goods Solar, Inc. — Class A*	4,613	7,289
Vertex Energy, Inc.*,1	7,832	6,970
Barnwell Industries, Inc.*	2,940	6,145
Rex Energy Corp.*,1	2,943	5,415
Gevo, Inc.*,1	8,173	4,986
Houston American Energy Corp.*	12,083	4,730
Yuma Energy, Inc.*,1	2,791	3,237
FuelCell Energy, Inc.*,1	1,778	3,040
Tengasco, Inc.*	2,727	1,663
ZaZa Energy Corp.*	17,305	545
Camber Energy, Inc.*	1,663	274
Ascent Solar Technologies, Inc.*	1,000	1

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Energy - 4.8% (continued)
Harvest Natural Resources, Inc.*,†††,1,2	4,543	$–
Total Energy		1,313,487
Basic Materials - 1.9%
Landec Corp.*	7,041	88,012
Intrepid Potash, Inc.*	18,143	69,306
Codexis, Inc.*,1	9,384	64,750
Universal Stainless & Alloy Products, Inc.*	2,591	54,878
Uranium Energy Corp.*,1	39,220	52,163
United States Lime & Minerals, Inc.	481	41,053
Oil-Dri Corporation of America	879	39,634
Orchids Paper Products Co.[1]	2,881	39,210
Shiloh Industries, Inc.*	2,680	22,887
Northern Technologies International Corp.	1,146	22,863
Golden Minerals Co.*	15,730	7,708
Westwater Resources, Inc.*,1	6,862	6,931
US Antimony Corp.*	25,261	6,820
General Moly, Inc.*	19,788	6,728
Friedman Industries, Inc.	630	3,572
Total Basic Materials		526,515
Utilities - 0.7%
Artesian Resources Corp. — Class A	1,918	81,208
RGC Resources, Inc.	1,888	50,277
Global Water Resources, Inc.	3,673	35,555
US Geothermal, Inc.*,1	4,555	16,489
Synthesis Energy Systems, Inc.*	23,841	9,274
Total Utilities		192,803
Health Care - 0.0%
Intrexon Contingent*,†††,2	805	–
Total Common Stocks
(Cost $25,529,031)		27,244,866
ROYALTY TRUST† - 0.3%
Energy - 0.3%
Cross Timbers Royalty Trust	1,876	28,478
Enduro Royalty Trust[1]	6,794	22,420
Pacific Coast Oil Trust	13,231	22,361
Hugoton Royalty Trust	9,117	14,131
Total Royalty Trust
(Cost $97,228)		87,390
RIGHTS†† - 0.0%
Reed's, Inc.
Expires 12/20/17	3,670	688
Biolase, Inc.
Expires 11/29/17	7,551	332
Tobira Therapeutics, Inc.
Expires 11/02/18†††,1,2	1,799	–
Total Rights
(Cost $108)		1,020
CLOSED-END FUNDS† - 0.1%
180 Degree Capital Corp.*,1	15,461	31,540
Total Closed-End Funds
(Cost $22,495)		31,540

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Catalyst Biosciences, Inc.
due 02/19/18[3]	$6,475	$5,601
Total Convertible Bonds
(Cost $6,475)		5,601
	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 16.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$1,035,000	$1,035,000
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	1,035,000	1,035,000
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,035,000	1,035,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,035,000	1,035,000
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	306,700	306,700
Total Securities Lending Collateral
(Cost $4,446,700)		4,446,700
Total Investments - 115.6%
(Cost $30,102,037)		$31,817,117
Other Assets & Liabilities, net - (15.6)%		(4,288,012)
Total Net Assets - 100.0%		$27,529,105

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $0, (cost $108) or 0.0% of total net assets.
3	Zero coupon rate security.
4	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Closed-End Funds	$31,540	$—	$—		$31,540
Common Stocks	27,244,866	—	—	*	27,244,866
Convertible Bonds	—	5,601	—		5,601
Rights	—	1,020	—	*	1,020
Royalty Trust	87,390	—	—		87,390
Securities Lending Collateral	—	4,446,700	—		4,446,700
Total Assets	$27,363,796	$4,453,321	$—		$31,817,117
* Includes securities with a market value of $0.

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
REITS - 99.8%
REITs-Apartments - 16.6%
AvalonBay Communities, Inc.	3,536	$641,183
Equity Residential	9,406	628,509
Essex Property Trust, Inc.	1,689	417,166
Mid-America Apartment Communities, Inc.	2,909	297,998
UDR, Inc.	6,852	269,489
Camden Property Trust	2,244	204,832
Apartment Investment & Management Co. — Class A	4,018	177,154
American Homes 4 Rent — Class A	7,451	160,047
American Campus Communities, Inc.	3,491	147,949
Invitation Homes, Inc.	5,910	139,180
Education Realty Trust, Inc.	1,873	68,496
NexPoint Residential Trust, Inc.	463	13,029
Total REITs-Apartments		3,165,032
REITs-Diversified - 15.2%
Equinix, Inc.	1,996	927,122
Digital Realty Trust, Inc.	5,235	610,924
Vornado Realty Trust	4,852	376,612
Duke Realty Corp.	9,102	256,039
Forest City Realty Trust, Inc. — Class A	6,348	152,035
CoreSite Realty Corp.	875	99,295
Cousins Properties, Inc.	10,747	96,401
PS Business Parks, Inc.	696	92,262
Retail Properties of America, Inc. — Class A	5,909	77,172
STAG Industrial, Inc.	2,360	66,788
Washington Real Estate Investment Trust	1,968	63,606
American Assets Trust, Inc.	1,206	47,468
NorthStar Realty Europe Corp.	1,414	20,517
Investors Real Estate Trust	3,085	18,695
Total REITs-Diversified		2,904,936
REITs-Office Property - 13.3%
Boston Properties, Inc.	3,952	495,502
Alexandria Real Estate Equities, Inc.	2,397	304,563
SL Green Realty Corp.	2,532	258,846
Kilroy Realty Corp.	2,517	189,731
Douglas Emmett, Inc.	4,168	168,012
Hudson Pacific Properties, Inc.	3,974	141,594
Highwoods Properties, Inc.	2,642	134,187
JBG SMITH Properties	3,025	100,763
Equity Commonwealth*	3,175	95,440
Paramount Group, Inc.	5,437	87,916
Brandywine Realty Trust	4,488	77,328
Corporate Office Properties Trust	2,545	77,215
Piedmont Office Realty Trust, Inc. — Class A	3,723	74,237
Columbia Property Trust, Inc.	3,102	70,633
Mack-Cali Realty Corp.	2,300	50,899
Empire State Realty Trust, Inc. — Class A	2,477	50,283
Government Properties Income Trust[1]	2,461	45,898

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
REITS - 99.8% (continued)
REITs-Office Property - 13.3% (continued)
Franklin Street Properties Corp.	2,744	$29,882
Easterly Government Properties, Inc.	1,221	25,873
Tier, Inc.	1,224	24,517
New York, Inc.*	4,297	21,657
Total REITs-Office Property		2,524,976
REITs-Health Care – 12.0%
Welltower, Inc.	9,446	637,227
Ventas, Inc.	9,120	583,771
HCP, Inc.	12,010	317,544
Healthcare Trust of America, Inc. — Class A	5,134	157,049
Omega Healthcare Investors, Inc.[1]	5,047	135,512
Senior Housing Properties Trust	6,078	116,394
Healthcare Realty Trust, Inc.	3,168	103,815
Sabra Health Care, Inc.	4,688	90,197
National Health Investors, Inc.	1,048	81,744
Quality Care Properties, Inc.*	2,400	35,256
Universal Health Realty Income Trust	327	24,479
Total REITs-Health Care		2,282,988
REITs-Regional Malls - 10.5%
Simon Property Group, Inc.	7,960	1,287,530
GGP, Inc.	12,875	302,562
Macerich Co.	2,786	180,394
Taubman Centers, Inc.	1,553	91,146
Tanger Factory Outlet Centers, Inc.[1]	2,429	60,822
Washington Prime Group, Inc.	4,753	33,794
CBL & Associates Properties, Inc.[1]	4,378	24,648
Pennsylvania Real Estate Investment Trust	1,787	19,818
Total REITs-Regional Malls		2,000,714
REITs-Warehouse/Industries - 9.1%
Prologis, Inc.	13,620	902,053
Liberty Property Trust	3,770	169,198
DCT Industrial Trust, Inc.	2,381	143,193
CyrusOne, Inc.	2,336	141,935
First Industrial Realty Trust, Inc.	3,067	99,831
EastGroup Properties, Inc.	878	82,602
Rexford Industrial Realty, Inc.	1,692	53,078
QTS Realty Trust, Inc. — Class A	924	51,430
Terreno Realty Corp.	1,340	50,384
Monmouth Real Estate Investment Corp.	1,902	33,970
Total REITs-Warehouse/Industries		1,727,674
REITs-Storage - 7.3%
Public Storage	3,965	845,021
Extra Space Storage, Inc.	3,226	275,371
CubeSmart	4,611	131,598
Life Storage, Inc.	1,191	106,964
National Storage Affiliates Trust	1,133	30,183
Total REITs-Storage		1,389,137
REITs-Shopping Centers - 7.2%
Regency Centers Corp.	3,830	259,712
Federal Realty Investment Trust	1,849	244,456

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
REITS - 99.8% (continued)
REITs-Shopping Centers - 7.2% (continued)
Kimco Realty Corp.	10,996	$203,646
Brixmor Property Group, Inc.	7,803	141,000
Weingarten Realty Investors	3,286	108,274
Urban Edge Properties	2,766	70,671
DDR Corp.	8,282	63,192
Acadia Realty Trust	2,140	59,984
Retail Opportunity Investments Corp.	2,808	54,953
Kite Realty Group Trust	2,139	41,133
Ramco-Gershenson Properties Trust	2,031	29,267
Alexander's, Inc.	69	29,186
Urstadt Biddle Properties, Inc. — Class A	1,008	23,910
Saul Centers, Inc.	318	20,524
Cedar Realty Trust, Inc.	2,337	13,952
Total REITs-Shopping Centers		1,363,860
REITs-Hotels - 6.6%
Host Hotels & Resorts, Inc.	18,952	375,060
Hospitality Properties Trust	4,204	126,078
Apple Hospitality, Inc.	5,708	111,192
RLJ Lodging Trust	4,471	96,931
Sunstone Hotel Investors, Inc.	5,766	96,350
Ryman Hospitality Properties, Inc.	1,310	91,019
LaSalle Hotel Properties	2,897	82,391
Pebblebrook Hotel Trust	1,764	67,861
DiamondRock Hospitality Co.	5,125	57,349
Chesapeake Lodging Trust	1,538	44,356

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
REITS - 99.8% (continued)
REITs-Hotels - 6.6% (continued)
Summit Hotel Properties, Inc.	2,668	$40,313
Chatham Lodging Trust	1,251	28,385
Hersha Hospitality Trust	1,070	18,778
Ashford Hospitality Trust, Inc.	2,194	14,283
Ashford Hospitality Prime, Inc.	769	7,082
Total REITs-Hotels		1,257,428
REITs-Manufactured Homes - 2.0%
Equity LifeStyle Properties, Inc.	2,227	201,120
Sun Communities, Inc.	2,021	188,074
Total REITs-Manufactured Homes		389,194
Total REITS		19,005,939
Total Common Stocks
(Cost $18,873,277)		19,005,939

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.0%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	$199,009	199,009
Total Securities Lending Collateral
(Cost $199,009)		199,009
Total Investments - 100.8%
(Cost $19,072,286)		$19,204,948
Other Assets & Liabilities, net - (0.8)%		(146,368)
Total Net Assets - 100.0%		$19,058,580
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,005,939	$—	$—	$19,005,939
Securities Lending Collateral	—	199,009	—	199,009
Total Assets	$19,005,939	$199,009	$—	$19,204,948

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Notes to Schedule of Investments (Unaudited)	November 30, 2017

Note 1 – Organization and Significant Accounting Policies
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.
The following eleven portfolios have a quarterly reporting period ended on November 30, 2017:
Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Dow Jones Industrial Average® Dividend ETF
Guggenheim Insider Sentiment ETF
Guggenheim Large Cap Optimized Diversification ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
Guggenheim Fund Investment Advisors, LLC ("GFIA") provides advisory services.  Guggenheim Fund Distributors, LLC ("GFD") acts as principal underwriter for the Trust.  GFIA and GFD are affiliated entities.
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.
Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Notes to Schedule of Investments (Unaudited)	November 30, 2017
Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and GFIA are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Note 2 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

Notes to Schedule of Investments (Unaudited)	November 30, 2017
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 3 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.
At November 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BRIC ETF	$8,144,943	$7,562,891	$932,805	$8,495,696
Guggenheim Insider Sentiment ETF	622,950	52,845	583,721	636,566
Guggenheim Mid-Cap Core ETF	3,080,899	3,138,109	—	3,138,109
Guggenheim Multi-Asset Income ETF	18,145,242	19,436,481	—	19,436,481
Guggenheim Raymond James SB-1 Equity ETF	15,686,421	14,255,507	1,705,234	15,960,741
Guggenheim S&P Spin-Off ETF	5,953,090	6,134,238	976	6,135,214
Wilshire Micro-Cap ETF	4,391,230	4,446,700	104,686	4,551,386
Wilshire US REIT ETF	238,551	199,009	46,010	245,019

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GFIA, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements  at November 30, 2017:

Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
RBC Dominion Securities, Inc.
1.04%			Various U.S. Government obligations
Due 12/01/17	$ 13,047,407	$ 13,047,785	and U.S. Government agency securities	$ 77,169,888	$ 13,308,355

Merrill Lynch, Pierce, Fenner & Smith, Inc.
1.05%			Various U.S. Government obligations
Due 12/01/17	12,795,553	12,795,926	and U.S. Government agency securities	16,730,198	13,051,464

Nomura Securities International, Inc.
1.05%			Various U.S. Government obligations
Due 12/01/17	12,795,553	12,795,926	and U.S. Government agency securities	18,942,701	13,051,464

Daiwa Capital Markets America
1.06%			Various U.S. Government obligations
Due 12/01/17	12,795,553	12,795,930	and U.S. Government agency securities	28,411,555	13,050,533

Deutsche Bank Securities, Inc.
1.02%			Various U.S. Government obligations
Due 12/01/17	3,791,714	3,791,822	and U.S. Government agency securities	3,645,031	3,867,549

Each Fund’s exposure to each respective counterparty is identified in the Schedule of Investments. Under the terms of the agreement, each Fund participates in the earnings generated by each security it has exposure to on a pro rata basis.
Note 4 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Notes to Schedule of Investments (Unaudited)	November 30, 2017
Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.
At November 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:
	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Tax Unrealized Gain (Loss)
Guggenheim BRIC ETF	$ 98,374,598	$ 17,708,979	$ (17,121,452)	$ 587,527
Guggenheim Defensive Equity ETF	161,158,968	26,067,017	(1,856,904)	24,210,113
Guggenheim Dow Jones Industrial Average® Dividend ETF	10,723,972	1,216,602	(275,379)	941,223
Guggenheim Insider Sentiment ETF	69,217,209	7,557,502	(1,398,555)	6,158,947
Guggenheim Large Cap Optimized Diversification ETF	1,427,904	81,383	(58,415)	22,968
Guggenheim Mid-Cap Core ETF	221,340,231	24,701,484	(1,461,297)	23,240,187
Guggenheim Multi-Asset Income ETF	337,914,969	28,234,840	(10,406,225)	17,828,615
Guggenheim Raymond James SB-1 Equity ETF	187,111,780	26,214,442	(6,203,912)	20,010,530
Guggenheim S&P Spin-Off ETF	185,119,408	34,164,018	(6,805,931)	27,358,087
Wilshire Micro-Cap ETF	31,024,772	5,247,264	(4,454,919)	792,345
Wilshire US REIT ETF	19,379,171	1,042,699	(1,216,922)	(174,223)
Note 5 – Subsequent Event
Guggenheim Investments announced on September 28, 2017, that its parent company, Guggenheim Capital, LLC, had entered into a definitive agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). On November 16, 2017, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund into a corresponding newly-created exchange-traded fund of the PowerShares by Invesco family of funds (each, an “Acquiring Fund”).  Each Acquiring Fund will have the same investment objective and will track the same underlying index as its corresponding Fund, and will be subject to substantially the same principal investment strategies, policies and risks as the corresponding Fund, but as part of an Invesco-structured platform.  Each Reorganization is subject to shareholder approval of the applicable Fund. Fund shareholders of record as of December 20, 2017 will be asked to vote on the proposed Reorganizations at the joint special meeting of shareholders to be held on or about February 16, 2018.  If approved by shareholders, each Reorganization is expected to close shortly after the joint special meeting of shareholders. However, the closing of the Transaction is subject to various terms and conditions and, therefore, may be delayed or even terminated due to unforeseen circumstances.

OTHER INFORMATION (Unaudited)	November 30, 2017

Sector Classification
Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Amy J. Lee
Amy J. Lee
President, Chief Executive Officer and Chief Legal Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy J. Lee
Amy J. Lee
President, Chief Executive Officer and Chief Legal Officer

Date:	January 29, 2018

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2018